                 First Eagle SoGen Funds

                                SEMI-ANNUAL REPORT
                                April 30, 2002

                                First Eagle SoGen
                                Global Fund

                                First Eagle SoGen
                                Overseas Fund

                                First Eagle
                                U.S. Value Fund

                                First Eagle SoGen
                                Gold Fund

           Semi-Annual Report

                         First Eagle SoGen Funds, Inc.
                             THE PRESIDENTS' LETTER

Dear Shareholder:

We are generally reluctant to engage in forecasting. As Benjamin Graham used to quip: 'the future is uncertain.' And Peter Bernstein: 'anything can happen, good or bad.'

So today we shall briefly discuss not the future but the present with Enron, and also the past with what our two objectives have been over the past quarter-century.

Enron is just an extreme case. The key problem is that a large number of big American corporations have apparently pushed the accounting envelope with the acquiescence of their auditors and of Wall Street analysts, among others. It's going to be a hard path back to intellectual honesty. But we -- together with some other 'value' investors -- do not take reported earnings at face value. We make adjustments where appropriate -- upwards (in Continental Europe sometimes) or downwards (most of the time, alas) -- in order to try to come up with an approximation of true economic profits. It's time consuming admittedly, but necessary if we are to have any chance at even a rough estimate of the business value of an enterprise.

As for our objectives, first and foremost, and over time (key words here . . .), we strive to do better, if possible much better, than a money market fund, simply because we're exposing you, our shareholders to the risks of equities. That objective was easy to reach in the 1980's and in the 1990's. It wasn't in the past two years and may or may not be in the future.

Second, and over time again, we strive to do better than whatever benchmark is appropriate. Otherwise, you might say: 'I don't need you, I'll buy into an index fund.' We did beat our benchmarks -- over time (more than twenty-three years for the First Eagle SoGen Global Fund . . .) and by amounts that are not statistically insignificant -- but there were years (in the mid-to-late-nineties) when we lagged.

As a final note, we reminded you in last December's letter that we had a gold fund. After floundering for a long time, the fund is up sharply this year but that's not the point. We look at gold (both with the First Eagle SoGen Gold Fund and with the modest exposure to gold in our three other funds) as insurance against something bad happening. As we said in last December's letter, just in case . . .

Sincerely,

Jean-Marie Eveillard          John P. Arnhold
Jean-Marie Eveillard          John P. Arnhold
Co-President                  Co-President

May 28, 2002

P.S. Jean-Marie Eveillard and Charles de Vaulx were named 2001 International Managers of the year by Morningstar. Coming from Morningstar and with the quality of the competition, this is quite a compliment. But tomorrow is another day.

                         First Eagle SoGen Funds, Inc.
                  MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

[Photo of Charles de Vaulx
and Jean-Marie Eveillard]

                          The six month period ending April 30, 2002 was characterized by unprecedented volatility in many markets. Stock markets were volatile, mostly up until early 2002 and then down since mid-March -- an exception being the Japanese market which was weak until early February and then rebounded sharply. Stock markets struggled due to high valuation levels, an uncertain outlook for corporate profits, and bleak results in the telecommunications sector. Also, in the U.S., the issue du jour was the breakdown in confidence in corporate earnings following the Enron collapse. In early January, Argentina defaulted and its currency devalued sharply, yet most emerging markets rose strongly during the period. Bond markets weakened as major economies suffered less than expected from the September 11th attacks, particularly the U.S. economy. Foreign exchange markets were very volatile with the euro, Swiss franc, and Pound sterling weakening until early February and then rebounding strongly against the U.S. dollar. The Japanese yen weakened significantly and then rebounded partially in April. Finally, gold prices rose strongly -- and gold related stocks, even more so, in the wake of renewed investment demand for gold in Japan (where individuals question the safety of their bank deposits), tensions in the Middle East, and a weakening U.S. dollar, as well as nonexistent producer hedging.

First Eagle SoGen Global Fund

The net asset value of the Fund's Class `A' shares rose 19.45% between November 1, 2001 and April 30, 2002, better than the MSCI World Index which was up 3.29% over that period. Almost half of that performance came from the First Eagle SoGen Global Fund's stocks in the U.S., where many value stocks were up over that period, particularly small and mid capitalization value stocks. In particular, the First Eagle SoGen Global Fund benefited from strong moves in Rayonier Inc. (paper and forest products), Manpower Inc. (temporary staffing), Greif Bros. Corporation, Class `A' (shipping containers), and Energizer Holdings, Inc. (batteries). The First Eagle

SoGen Global Fund's South Korean stocks did well, including Daeduck Electronics Company, Limited (printed circuit boards), Lotte Confectionery Company, Limited
(food), and Nam Yang Dairy Products (food). Many U.K. and continental European stocks rose as well, including Kuehne & Nagel International AG (freight forwarding), BBAG Oesterreichische Brau-Beteiligungs AG (beer), IMI plc (manufacturing), Flughafen Wien AG (airport), and Enodis plc (food equipment).

Gold related stocks also helped performance, contributing a little over 4% of the First Eagle SoGen Global Fund's total return over the period.

Only two securities benefited from corporate activity: Security Capital Group, Inc., Class `B', a U.S. real estate company that was acquired by General Electric Company, and Crometal SA, a French industrial company that announced the distribution of a significant extraordinary dividend. Conversely, Robert Bosch was apparently not willing to pay 'full price' for Buderus AG. We were disappointed, but happy to remain shareholders of this fine German company (after having reduced somewhat our stake in January).

The Fund remains 70% hedged to protect against a possible further decline in the Japanese yen, while we are only 18% hedged against the euro, believing the latter to be significantly undervalued against the U.S. dollar.

First Eagle SoGen Overseas Fund

The net asset value of the Fund's Class `A' shares rose 21.14% for the period from November 1, 2001 to April 30,2002, while the MSCI EAFE Index was up 5.53% over that period.

Among the foreign stocks that helped the First Eagle SoGen Overseas Fund were our South Korean stocks. The South Korean market in general has been doing very well, reflecting the positive impact of all the structural reforms engineered over the past few years in that country. We have started to take some profits on both Daeduck Electronics Company, Limited and Daeduck GDS Company, Limited, two very successful manufacturers of printed circuit boards. Other stocks such as Lotte Confectionery Company, Limited and Nam Yang Dairy Products (two successful food manufacturers) have risen significantly but still trade at a significant discount to what we believe are their respective intrinsic values.

Also helping the First Eagle SoGen Overseas Fund were various stocks from the Industrials and Paper and Forest Products industries, reflecting the better economic outlook. In particular, Carter Holt Harvey Limited (a major timberland owner in New Zealand), Shaw Brothers (Hong Kong) Limited (T.V. broadcasting in Hong Kong), IMI plc and Spirax-Sarco Engineering plc, two U.K. manufacturing companies. Also benefiting from a cyclical rebound was Millennium & Copthorne Hotel plc, a U.K. based company with hotels in major U.S. cities and around the world, including Asia. Kuehne & Nagel International AG, the Swiss based global freight forwarding company, was the third best performer over the six month period as investors realized that the company was not only more profitable but also a lot less cyclical then most transportation companies. We believe that stock to still be significantly undervalued at current prices.

Finally, the First Eagle SoGen Overseas Fund benefited from its precious metals related securities. In particular, Industrias Penoles, S.A. de C.V. -- a silver producer in Mexico, saw its share price jump 94% during the period.

Only one security benefited from corporate activity, Crometal SA, a French industrial company that announced the distribution of a significant extraordinary dividend.

The Fund remains 70% hedged to protect against a possible further decline in the Japanese yen, while only 15% hedged against the euro. In addition, we initiated a 50% hedge on the Korean won.

First Eagle U.S. Value Fund

Between November 1, 2001 and April 30, 2002, the net asset value of the First Eagle U.S. Value Fund's Class `A' shares rose 19.49%, while the S&P 500 and the Russell 2000 rose 2.35% and 20.03%, respectively, over that period.

The First Eagle U.S. Value Fund has benefited from a strong surge among many small and medium capitalization stocks in the U.S. In particular, the First Eagle U.S. Value Fund saw sharp appreciations in stocks as varied as Rayonier Inc. (paper and forest products), Hancock Fabrics, Inc. (retail), Energizer Holdings, Inc. (batteries), Manpower Inc. (temporary staffing), Dole Food Company, Inc. (food), and Freeport McMoRan Copper & Gold Inc. (metals). The very few names that were down include Earthlink Inc. (internet service provider), Tyco International Limited (conglomerate, which we started buying a little too early), and CONSOL Energy, Inc. (coal).

The only instance of corporate activity that benefited the First Eagle U.S. Value Fund was Security Capital Group, Inc. Class `B' (real estate) which was acquired by General Electric Company at a premium of approximately 26%.

First Eagle SoGen Gold Fund

Between November 1, 2001 and April 30, 2002, the price of gold rose from $280 an ounce to $308.45 an ounce, i.e. 10.16%, helped by global financial uncertainty (weak banking system in Japan, Argentine default, Middle East crisis, unstable stock markets, weakening U.S. dollar) as well as a lack of hedging activity by gold mining companies. The net asset value of the Fund's Class `A' shares rose 66.61%, while the Financial Times Gold Mines Index was up 47.28% over that period.

The Fund's performance was better than most of its peers because it focuses primarily on the gold companies that do not hedge. As gold funds in general, and your First Eagle SoGen Gold Fund in particular, are beginning to attract new inflows, we are adding to our existing positions whenever possible and coming up with a few new names. We have also started to invest in gold structured notes which typically have a one year maturity and provide one and a half to one leverage to the price of gold.

Outlook

Our five analysts are currently doing thorough research (often recasting the financial statements of the companies being investigated) on a few new ideas that hopefully will be added to the portfolio in the coming months. We are struck by the fact that small and medium cap value stocks have recovered so strongly in the U.S. since the fall of 2000, while barely moving in Europe or Asia. Expectations for a sustainable economic recovery might be too high in the U.S., but too low for Europe and Asia. Finally, the stocks we own in Japan are of well capitalized companies that offer extraordinary value and should be somewhat immune to the country's economic woes.

We appreciate your confidence and thank you for your continued support.


Charles de Vaulx
Charles de Vaulx
Co-Manager

                       First Eagle SoGen Funds Performance
                 Average Annual Returns as of April 30, 2002(1)
                                   (Unaudited)


----------------------------------------------------------------------------------------------------------------------------
                                                    1 Year  3 Years  5 Years   10 Years  15 Years  Inception  Inception Date
============================================================================================================================
First Eagle SoGen Global Fund
First Eagle SoGen Global Fund - Class A (SGENX)
                 without sales load                 14.88%   14.69%   11.12%    12.00%    10.82%    15.32%       1/01/79(2)
                 with sales load                     9.14%   13.23%   10.27%    11.57%    10.53%    15.13%       1/01/79(2)

First Eagle SoGen Global Fund - Class I  (SGIIX)    15.14%   14.89%    ----      ----      ----     12.37%       7/31/98

First Eagle SoGen Global Fund - Class C (FESGX)     14.07%   ----      ----      ----      ----     15.39%       6/05/00
============================================================================================================================
        MSCI World Index(3)                        (13.85%)  (6.69%)   3.98%     8.50%     6.74%    11.54%       1/01/79
============================================================================================================================
First Eagle SoGen Overseas Fund
First Eagle SoGen Overseas Fund - Class A (SGOVX)
                 without sales load                 12.70%   14.30%   11.11%     ----      ----     11.98%       8/31/93
                 with sales load                     7.06%   12.86%   10.27%     ----      ----     11.49%       8/31/93

First Eagle SoGen Overseas Fund - Class I  (SGOIX)  12.87%   14.45%    ----      ----      ----     12.68%       7/31/98

First Eagle SoGen Overseas Fund - Class C (FESOX)   11.98%   ----      ----      ----      ----     11.95%       6/05/00
============================================================================================================================
        MSCI EAFE Index(4)                         (13.88%)  (6.36%)   1.34%     5.86%     3.77%     3.31%       8/31/93
============================================================================================================================
First Eagle U.S. Value Fund(5)
First Eagle U.S. Value Fund - Class A (FEVAX)
                 without sales load                  ----    ----      ----      ----      ----     21.40%       9/04/01
                 with sales load                     ----    ----      ----      ----      ----     15.06%       9/04/01

First Eagle U.S. Value Fund - Class I  (FEVIX)       ----    ----      ----      ----      ----     21.60%       9/04/01

First Eagle U.S. Value Fund - Class C  (FEVCX)       ----    ----      ----      ----      ----     19.64%       9/04/01
============================================================================================================================
        Russell 2000 Index(6)                        6.68%    7.06%    9.66%    11.64%     9.74%    10.33%       9/04/01
============================================================================================================================
First Eagle SoGen Gold Fund
First Eagle SoGen Gold Fund (SGGDX)
                 without sales load                 93.22%   22.32%    4.05%     ----      ----      3.15%       8/31/93
                 with sales load                    83.56%   20.77%    3.26%     ----      ----      2.69%       8/31/93
============================================================================================================================
        Financial Times Gold Mines Index(7)         64.90%    6.77%   (3.34%)    ----      ----      3.31%       8/31/93
============================================================================================================================

Please see the following page for important notes to this table.

Performance data quoted herein represents past performance and should not be considered indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

(1) The average annual returns shown on the prior page are historical and reflect changes in share price, reinvested dividends and are net of expenses. The average annual returns for Class A Shares give effect to the deduction of the maximum sales load of 3.75% for periods prior to March 1, 2000 and of 5.00% thereafter. The average annual returns for Class C shares reflect a CDSC (Contingent Deferred Sales Charge) of 1.00% in the first year only. For U.S. Value Fund Class C Shares only, the 1.00% front end sales load is also reflected in the returns. Class I Shares require $1mm minimum investment, and offered without load.

(2) As of current management tenure January 1, 1979.

(3) The MSCI World Index is a widely followed, unmanaged group of stocks from 23 international markets and is not available for purchase. This index is a trademark of Morgan Stanley Capital International SA in Geneva, Switzerland.

(4) The MSCI EAFE Index is a widely followed, unmanaged group of stocks from 21 international markets and is not available for purchase. This index is a trademark of Morgan Stanley Capital International SA in Geneva, Switzerland.

(5) Due to First Eagle U.S. Value Fund's inception date (September 4, 2001), the performance data shown on the prior page is of a very limited time period and should not be misconstrued to reflect future performance.

(6) The Russell 2000 Index is an unmanaged index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index and is not available for purchase.

(7) The Financial Times Gold Mines Index is an unmanaged index composed of 32 gold mining companies and is not available for purchase. The Financial Times Gold Mines Index is only available without dividends reinvested.

                            FIRST EAGLE SOGEN FUNDS
                       SEMI-ANNUAL REPORT APRIL 30, 2002
                  CORRECTION TO NOTES ON THE PERFORMANCE TABLE

NOTE 1 ON PAGE 8 HAS BEEN CORRECTED TO READ AS FOLLOWS:

(1) The average annual returns shown on the prior page are historical and reflect changes in share price, reinvested dividends and are net of expenses. The average annual returns for Class A Shares give effect to the deduction of the maximum sales load of 3.75% for periods prior to March 1, 2000 and of 5.00% thereafter.

    The average annual returns for Class C Shares do not reflect the CDSC (Contingent Deferred Sales Charge) fee of 1.00% which pertains to the first year of investment only. If deducted, the CDSC fee would reduce the performance for periods of one year or less by 1.00%.

    For First Eagle U.S. Value Fund Class C Shares only, the 1.00% front-end sales load is reflected in the returns.

    Class I Shares require $1mm minimum investment, and are offered without load.

Notes 2 - 7 remain the same.

FIRST EAGLE SOGEN GLOBAL FUND                                      FUND OVERVIEW
APRIL 30, 2002 (UNAUDITED)

The First Eagle SoGen Global Fund seeks long-term growth of capital by investing in a wide range of asset classes from markets in the United States and around the world. This truly global fund is managed with a highly disciplined, bottom-up, value oriented style that helps minimize risk.

 PERFORMANCE COMPARISON:

                 AVERAGE ANNUAL RATES OF RETURN AS OF APRIL 30, 2002

                                                      ONE-YEAR   FIVE-YEAR   TEN-YEAR
                                                      --------   ---------   --------
First Eagle SoGen Global Fund (A Shares)...........      9.14%     10.27%     11.57%
MSCI World Index....................................   (13.85%)     3.98%      8.50%
Consumer Price Index................................     1.53%      2.31%      2.55%

                  Growth of a $10,000 Initial Investment

                   First Eagle            MSCI              Consumer
                SoGen Global Fund      World Index         Price Index
                -----------------      -----------         -----------
4/30/92              10,000              10,000              10,000
                     11,683               9,881              10,488
                     12,998              11,508              10,643
                     14,387              12,550              10,777
                     15,252              12,872              10,888
                     15,815              13,510              11,058
                     16,058              14,126              11,235
                     17,099              14,791              11,368
                     19,063              16,768              11,553
                     19,488              17,202              11,709
                     20,595              18,502              11,842
                     21,905              20,087              11,953
                     23,631              23,874              12,019
                     20,954              23,151              12,123
                     23,123              27,683              12,293
                     24,563              28,919              12,433
                     25,813              31,085              12,670
                     26,802              29,235              12,862
                     30,364              26,097              13,077
4/30/02              29,943              22,602              12,867

Performance is historical and is not indicative of future results. The Fund's results assume reinvestment of income dividends and capital gains distributions and give effect to the deduction of the maximum sales load of 3.75% for periods prior to March 1, 2000 and of 5.00% thereafter. The MSCI World Index returns assume reinvestment of dividends. This index is a widely followed, unmanaged group of stocks from 23 international markets and is not available for purchase. It is a trademark of Morgan Stanley Capital International SA in Geneva, Switzerland. The Consumer Price Index (CPI) represents the change in price of all goods and services purchased for consumption by urban households.

TOP 10 HOLDINGS

Rayonier Inc. (U.S. forest
 products company)                5.48%
Buderus AG (German manufacturer
 of heating systems)              4.29%
Corporacion Financiera Alba SA
 (European holding company with
 stakes in retail, telecom,
 construction and media)          2.70%
Newmont Mining Corporation
 (U.S. mining company)            2.33%
Shimano Inc. (Japanese
 manufacturer of bicycle parts)   2.15%
Freeport McMoRan Copper & Gold
 Inc. (B,C & D) (U.S. mining
 company)                         1.87%
McDonald's Corporation (U.S.
 restaurant franchise)            1.36%
Kuehne & Nagel International AG
 (Swiss freight company)          1.35%
Security Capital Group, Inc.
 Class `B' (U.S. real estate
 operating and investment
 company)                         1.32%
Shaw Brothers (Hong Kong)
 Limited (Chinese holding
 company with a large stake in
 media)                           1.28%

 ASSET ALLOCATION

Foreign Stocks                   44.46%
U.S. Stocks                      30.82%
U.S. Dollar Bonds and Notes      14.92%
Foreign Currency Bonds and
 Notes                            1.95%
U.S. Dollar Cash and
 Equivalents                      7.85%

 TOP 5 COUNTRIES

United States                    53.34%
Japan                             9.28%
Germany                           7.05%
France                            4.27%
South Korea                       3.49%

The Fund's portfolio composition is subject to change at any time.

                         FIRST EAGLE SOGEN GLOBAL FUND
                            SCHEDULE OF INVESTMENTS
                                 April 30, 2002
                                  (Unaudited)

---------------------------------------------------------------------------
       Number                                       Cost            Value
    of Shares                                     (Note 1)         (Note 1)
---------------------------------------------------------------------------
                Common and Preferred Stocks -- U.S. (30.82%)

                Agriculture (0.27%)
      100,000   Deere & Company                $    2,013,195   $    4,476,000
        2,485   J.G. Boswell Company (a)              573,840          755,440
                                               --------------   --------------
                                                    2,587,035        5,231,440
                                               --------------   --------------
                Automotive (0.23%)
      135,800   Bandag Incorporated,
                Class `A'                           5,131,035        4,461,030
                                               --------------   --------------
                Capital Goods (1.57%)
      215,000   Franklin Electric Company,
                Inc.                                7,460,000       10,879,000
      500,000   Tyco International Limited         11,567,850        9,225,000
      185,000   Sealed Air Corporation $2
                Conv. Pfd., Series `A'              6,205,830        8,186,250
      365,000   Kaiser Ventures LLC (a)                    --        1,277,500
        4,805   Conbraco Industries, Inc. (a)       1,568,050        1,033,075
                                               --------------   --------------
                                                   26,801,730       30,600,825
                                               --------------   --------------
                Chemicals (0.23%)
    3,818,100   Ethyl Corporation (a)               6,693,366        4,619,901
                                               --------------   --------------
                Consumer Products (2.70%)
      795,000   Energizer Holdings, Inc. (a)       15,044,276       19,000,500
      184,500   Allen Organ Company,
                Class `B' (c)                       5,726,139        6,918,750
      185,000   St. John Knits International
                Inc. (a)                            3,180,703        6,567,500
      115,000   Philip Morris Companies, Inc.       2,838,087        6,259,450
      145,000   Weyco Group, Inc.                   1,502,428        4,484,125
      115,000   Dole Food Company, Inc.             1,404,795        3,826,050
      210,424   Jostens, Inc., Class `A' (a)        2,944,626        3,471,996
      300,000   A.T. Cross Company,
                Class `A' (a)                       3,169,423        2,124,000
      125,000   Baldwin Piano & Organ
                Company (a)                           917,000            1,250
                                               --------------   --------------
                                                   36,727,477       52,653,621
                                               --------------   --------------
                Electronics (0.00%)
       25,000   OpticNet Inc.                              --               25
                                               --------------   --------------
                Energy (2.27%)
      835,000   San Juan Basin Royalty Trust        4,945,091        9,652,600
       95,000   Murphy Oil Corporation              3,757,994        8,963,250
      335,000   CONSOL Energy, Inc.                 6,548,661        7,701,650
      145,000   Burlington Resources, Inc.          5,074,651        6,442,350
      215,000   Kaneb Services LLC                  1,379,612        5,028,850
       70,000   Phillips Petroleum Company          2,847,227        4,186,700
      700,000   Xanser Corporation (a)                741,146        2,310,000
                                               --------------   --------------
                                                   25,294,382       44,285,400
                                               --------------   --------------

                         FIRST EAGLE SOGEN GLOBAL FUND
                     SCHEDULE OF INVESTMENTS -- (Continued)
                                 April 30, 2002
                                  (Unaudited)

---------------------------------------------------------------------------
       Number                                       Cost            Value
    of Shares                                     (Note 1)         (Note 1)
---------------------------------------------------------------------------

                Common and Preferred Stocks -- U.S. -- (continued)
                Financial Companies (0.34%)
           70   Berkshire Hathaway Inc.,
                Class `A' (a)                  $    3,509,801   $    5,141,500
      114,750   East Texas Financial
                Services, Inc. (c)                    862,687        1,285,774
       31,000   Redwood Financial,
                Inc. (a)(e)                           271,250          302,870
                                               --------------   --------------
                                                    4,643,738        6,730,144
                                               --------------   --------------
                Forest Products (6.95%)
    1,825,000   Rayonier Inc. (c)                  67,517,044      107,072,750
      615,000   Greif Bros. Corporation,
                Class `A'                          11,017,026       21,844,800
      200,000   Deltic Timber Corporation           3,613,195        6,700,000
                                               --------------   --------------
                                                   82,147,265      135,617,550
                                               --------------   --------------
                Health Care (0.46%)
      225,000   DENTSPLY International, Inc.        3,864,747        8,925,750
                                               --------------   --------------
                Media (0.81%)
    1,000,000   General Motors Corporation --
                Class `H' (a)                      15,642,707       14,980,000
       34,924   Mills Music Trust                   1,055,337          841,668
                                               --------------   --------------
                                                   16,698,044       15,821,668
                                               --------------   --------------
                Precious Metals (4.56%)
    1,215,000   Newmont Mining Corporation         17,032,359       34,639,650
    3,676,750   Newmont Mining Corporation
                Holding Company                     3,394,060       10,984,530
      700,000   Freeport McMoRan Copper
                & Gold Inc., Preferred
                Series `B' (a)(d)                  23,008,334       20,090,000
      925,000   Freeport McMoRan Copper
                & Gold Inc., Preferred
                Series `D' (a)(d)                  14,053,198        9,342,500
      315,000   Freeport McMoRan Copper
                & Gold Inc., Preferred
                Series `C' (a)(d)                   9,389,978        7,040,250
        7,432   Case, Pomeroy & Company, Inc.
                Class `A'                           7,366,948        7,119,856
                                               --------------   --------------
                                                   74,244,877       89,216,786
                                               --------------   --------------

                         FIRST EAGLE SOGEN GLOBAL FUND
                     SCHEDULE OF INVESTMENTS -- (Continued)
                                 April 30, 2002
                                  (Unaudited)

---------------------------------------------------------------------------
       Number                                       Cost            Value
    of Shares                                     (Note 1)         (Note 1)
---------------------------------------------------------------------------

                Common and Preferred Stocks -- U.S. -- (continued)
                Real Estate (2.69%)
    1,000,000   Security Capital Group, Inc.
                Class `B' (a)                  $   15,298,036   $   25,730,000
      510,000   Security Capital European
                Realty (a)(e)                      10,199,990        9,965,400
      500,000   Crescent Real Estate Equities
                Company                             7,671,061        9,810,000
      258,133   Price Legacy Corporation
                pfd., Series `A'                    2,935,244        3,975,248
      150,000   Catellus Development
                Corporation (a)                       253,547        3,060,000
                                               --------------   --------------
                                                   36,357,878       52,540,648
                                               --------------   --------------
                Retail (2.88%)
      935,000   McDonald's Corporation             25,157,941       26,554,000
      215,000   Tiffany and Company                 4,681,906        8,546,250
      275,000   The Sherwin-Williams Company        5,807,682        8,450,750
      245,000   Dillard's Inc., Class `A'           4,184,329        6,000,050
      200,000   Hancock Fabrics, Inc.                 643,925        3,638,000
      100,000   Papa John's International
                Inc. (a)                            2,211,624        3,110,000
                                               --------------   --------------
                                                   42,687,407       56,299,050
                                               --------------   --------------
                Services (1.93%)
      485,000   Manpower Inc.                      13,162,192       19,521,250
      355,000   UniFirst Corporation                4,177,244        9,641,800
      111,300   Chemed Corporation                  2,974,469        4,273,920
      200,000   Handleman Company (a)               1,973,345        2,560,000
       77,392   KinderCare Learning Centers,
                Inc. (a)                              992,527        1,741,320
                                               --------------   --------------
                                                   23,279,777       37,738,290
                                               --------------   --------------
                Technology (1.43%)
    1,350,000   Earthlink, Inc. (a)                11,612,105        9,828,000
      165,000   Zebra Technologies
                Corporation, Class `A' (a)          6,674,899        9,350,550
      685,000   American Power Conversion
                Corporation (a)                     8,015,766        8,802,250
                                               --------------   --------------
                                                   26,302,770       27,980,800
                                               --------------   --------------
                Transportation (0.64%)
      450,000   Burlington Northern Santa Fe
                Corporation                        10,703,683       12,370,500
                                               --------------   --------------

                         FIRST EAGLE SOGEN GLOBAL FUND
                     SCHEDULE OF INVESTMENTS -- (Continued)
                                 April 30, 2002
                                  (Unaudited)

---------------------------------------------------------------------------
       Number                                       Cost            Value
    of Shares                                     (Note 1)         (Note 1)
---------------------------------------------------------------------------

                Common and Preferred Stocks -- U.S. -- (continued)
                Utilities (0.86%)
      305,000   CalEnergy Capital Trust
                6 1/2% Conv. Pfd.              $   13,465,313   $   12,010,900
      125,000   IDACORP, Inc.                       3,763,795        4,730,000
                                               --------------   --------------
                                                   17,229,108       16,740,900
                                               --------------   --------------

                Common and Preferred Stocks -- Non U.S. (44.46%)
                Argentina (0.14%)
      175,000   Siderca S.A.I.C. ADR (2)            1,257,401        2,817,500
                                               --------------   --------------
                Australia and New Zealand (1.37%)
    3,150,000   Independent News and Media
                Limited exchangeable
                preference shares (14)             16,143,687       12,054,987
   10,000,000   Carter Holt Harvey
                Limited (3)                         9,380,191        8,056,800
    8,850,000   Capital Properties New
                Zealand Limited 8 1/2%
                exchangeable preference
                shares (18)                         5,435,262        3,985,028
    1,000,000   Spotless Group Limited (15)         1,620,341        2,540,776
                                               --------------   --------------
                                                   32,579,481       26,637,591
                                               --------------   --------------
                Austria (1.54%)
      295,000   BBAG Oesterreichische Brau-
                Beteiligungs AG (11)               11,299,170       17,071,643
      400,000   Flughafen Wien AG (8)              13,948,426       12,890,818
                                               --------------   --------------
                                                   25,247,596       29,962,461
                                               --------------   --------------
                Belgium (0.47%)
      500,000   Deceuninck (5)                      6,669,400        9,128,595
                                               --------------   --------------
                Canada (1.55%)
      375,000   EnCana Corporation (2)              4,298,978       11,793,750
      500,000   Meridian Gold Inc. (a)(1)           1,814,526        7,555,896
      135,000   Fairmont Hotels & Resorts
                Inc. (18)                           1,145,394        3,847,500
      635,000   Pan American Silver
                Corporation (a)(1)                  2,027,589        3,621,280
      165,000   Canadian Pacific Railway
                Limited (8)                         1,195,764        3,440,250
                                               --------------   --------------
                                                   10,482,251       30,258,676
                                               --------------   --------------
                Chile (0.07%)
      250,000   Quinenco S.A. ADR (19)              1,662,544        1,402,500
                                               --------------   --------------

                         FIRST EAGLE SOGEN GLOBAL FUND
                     SCHEDULE OF INVESTMENTS -- (Continued)
                                 April 30, 2002
                                  (Unaudited)

---------------------------------------------------------------------------
       Number                                       Cost            Value
    of Shares                                     (Note 1)         (Note 1)
---------------------------------------------------------------------------

                Common and Preferred Stocks -- Non-U.S. -- (continued)
                Commonwealth of Independent States (0.20%)
      556,624   Firebird Fund, L.P.
                (b)(e)(21)                     $    1,000,000   $    3,900,988
                                               --------------   --------------
                Denmark (0.59%)
      265,000   Carlsberg A/S `B' (11)             12,046,991       11,572,683
                                               --------------   --------------
                France (3.66%)
      375,000   Eurazeo (19)                       15,626,920       19,995,540
       27,500   Societe Sucriere de
                Pithiviers-le-Vieil (c)(4)         10,658,072       10,898,470
       70,000   NSC Groupe (c)(6)                  12,400,388        6,494,047
      127,500   Sagem ADP (9)                       3,826,308        5,511,136
       56,250   Taittinger C.I. (a)(11)             2,775,854        5,421,088
       73,500   Crometal SA (6)                     4,938,687        5,362,317
      385,000   Sabeton SA (c)(19)                  4,841,233        3,973,978
       90,000   Societe BIC SA (11)                 3,278,464        3,518,134
       70,000   Schneider Electric SA (6)             872,044        3,376,274
       60,000   Gaumont SA (a)(14)                  2,895,073        2,658,866
       42,252   Robertet SA C.I. (a)(c)(11)           800,508        2,397,552
       20,448   Robertet SA (11)                      527,638        1,814,125
                                               --------------   --------------
                                                   63,441,189       71,421,527
                                               --------------   --------------
                Germany (7.05%)
    3,500,000   Buderus AG (6)                     58,267,291       83,697,548
      385,000   Hornbach Holding AG Pfd. (12)      22,377,021       21,048,909
    5,039,400   Bertelsmann AG D.R.C. (14)         12,268,742        9,829,000
      500,000   Sudzucker AG Pfd. (4)               5,849,951        7,655,950
      195,000   Bayer AG (7)                        3,968,368        6,419,514
      215,000   Merck KGaA (13)                     6,683,418        6,351,736
       50,000   Axel Springer Verlag AG (14)        1,553,189        2,702,550
                                               --------------   --------------
                                                  110,967,980      137,705,207
                                               --------------   --------------
                Hong Kong (1.37%)
   21,650,000   Shaw Brothers (Hong Kong)
                Limited (c)(14)                    21,884,402       24,983,652
   21,500,000   City e-Solutions
                Limited (a)(c)(16)                    971,287        1,736,739
                                               --------------   --------------
                                                   22,855,689       26,720,391
                                               --------------   --------------
                Israel (0.05%)
      275,000   The Israel Land Development
                Company Limited (a)(20)               900,749          967,416
                                               --------------   --------------

                         FIRST EAGLE SOGEN GLOBAL FUND
                     SCHEDULE OF INVESTMENTS -- (Continued)
                                 April 30, 2002
                                  (Unaudited)

---------------------------------------------------------------------------
       Number                                       Cost            Value
    of Shares                                     (Note 1)         (Note 1)
---------------------------------------------------------------------------

                Common and Preferred Stocks -- Non-U.S. -- (continued)
                Japan (9.28%)
    3,165,000   Shimano Inc. (11)              $   46,799,385   $   42,011,314
      475,000   Secom Company, Limited (15)        21,890,301       23,343,701
      575,000   Ono Pharmaceutical Company,
                Limited (13)                       20,404,319       18,779,160
    3,975,000   Nipponkoa Insurance Company,
                Limited (16)                       14,923,262       14,743,974
    2,000,000   Mitsui Sumitomo Insurance
                Company, Limited (16)              11,138,221        9,828,927
    4,900,000   Aioi Insurance Company,
                Limited (16)                       15,410,083        9,068,429
    1,205,000   Makita Corporation (11)            10,202,070        7,908,398
      700,000   Shoei Company, Limited
                (c)(19)                             5,834,803        7,473,561
      615,000   Chofu Seisakusho Company,
                Limited (6)                        10,291,599        7,402,955
    1,000,000   Wacoal Corporation (11)             8,626,718        7,278,383
    2,500,000   Okumura Corporation (6)            10,670,713        6,337,481
    2,000,000   Aida Engineering, Limited (6)      13,038,988        5,692,068
      175,000   Fuji Photo Film Company,
                Limited (11)                        4,159,184        5,552,100
    1,000,000   Kokusai Securities Company,
                Limited (16)                        7,279,769        5,054,432
    1,000,000   Nisshinbo Industries, Inc.
                (20)                                4,271,416        4,043,546
      500,000   Hitachi, Limited (10)               3,601,871        3,697,512
    2,000,000   Iino Kaiun Kaisha, Limited
                (8)                                 4,857,297        3,032,659
                                               --------------   --------------
                                                  213,399,999      181,248,600
                                               --------------   --------------
                Mexico (1.18%)
   12,000,000   Industrias Penoles, S.A.
                de C.V. (1)                        26,462,656       22,998,296
                                               --------------   --------------
                Netherlands (1.01%)
      315,000   OPG Groep NV (13)                   7,677,057       12,906,446
      325,000   Holdingmaatschappij de
                Telegraaf NV (14)                   3,243,242        6,747,369
                                               --------------   --------------
                                                   10,920,299       19,653,815
                                               --------------   --------------
                Singapore and Malaysia (0.47%)
    1,215,000   Fraser & Neave Limited (19)         4,147,603        5,091,110
    2,825,000   Delgro Corporation Limited
                (19)                                1,763,712        4,034,045
                                               --------------   --------------
                                                    5,911,315        9,125,155
                                               --------------   --------------
                South Africa (1.90%)
    2,000,000   Gold Fields Limited (1)             7,102,817       24,134,036
    1,000,000   Harmony Gold Mining Company
                Limited (1)                         4,591,642       12,876,506
                                               --------------   --------------
                                                   11,694,459       37,010,542
                                               --------------   --------------

                         FIRST EAGLE SOGEN GLOBAL FUND
                     SCHEDULE OF INVESTMENTS -- (Continued)
                                 April 30, 2002
                                  (Unaudited)

---------------------------------------------------------------------------
       Number                                       Cost            Value
    of Shares                                     (Note 1)         (Note 1)
---------------------------------------------------------------------------

                Common and Preferred Stocks -- Non-U.S. -- (continued)
                South Korea (3.49%)
       65,000   Nam Yang Dairy Products
                (c)(11)                        $   14,642,655   $   23,196,276
    1,434,700   Daeduck Electronics Company,
                Limited (9)                        10,243,119       16,584,197
      601,250   Daeduck GDS Company,
                Limited (9)                         3,188,400        6,903,413
       27,950   Lotte Confectionery Company,
                Limited (11)                        5,099,109       14,094,259
        7,750   Lotte Chilsung Beverage
                Company (11)                        1,161,734        4,419,123
       10,000   Samsung Electronics Company,
                Limited (9)                         1,020,350        2,963,538
                                               --------------   --------------
                                                   35,355,367       68,160,806
                                               --------------   --------------
                Spain and Portugal (3.16%)
    2,705,000   Corporacion Financiera Alba
                SA (c)(19)                         58,967,683       52,699,191
      525,000   Espirito Santo Financial
                Group SA ADR (16)                   8,754,822        9,082,500
                                               --------------   --------------
                                                   67,722,505       61,781,691
                                               --------------   --------------
                Switzerland (3.24%)
      375,000   Kuehne & Nagel International
                AG (8)                             11,558,726       26,393,777
       34,500   Edipresse SA (14)                   9,097,472       11,949,435
       41,500   Sika Finanz AG (5)                  9,174,476       10,120,701
       15,000   Lindt & Sprungli AG PC
                (c)(11)                             2,661,221        9,075,755
       10,000   Societe Generale d'Affichage
                (14)                                2,094,287        4,198,308
          750   Pargesa Holding AG (16)             1,636,177        1,605,853
                                               --------------   --------------
                                                   36,222,359       63,343,829
                                               --------------   --------------
                Thailand (0.15%)
      577,000   The Oriental Hotel Public
                Company Limited (18)                2,636,472        3,015,424
                                               --------------   --------------
                United Kingdom (2.52%)
    4,625,000   IMI plc (20)                       17,955,471       20,159,552
   10,000,000   Enodis plc (a)(6)                  13,830,990       13,411,760
      875,000   Antofagasta Holdings plc (1)        2,300,167        7,379,201
    2,000,000   Aggregate Industries plc (5)        1,726,999        2,726,086
      155,400   Lonmin plc (1)                        317,526        2,646,012
    3,000,000   McBride plc (11)                    7,569,080        2,492,838
    2,675,000   Royal Doulton plc (a)(11)           6,031,691          370,463
                                               --------------   --------------
                                                   49,731,924       49,185,912
                                               --------------   --------------

                Total Common and Preferred
                Stocks                          1,190,562,945    1,469,853,933
                                               --------------   --------------

                         FIRST EAGLE SOGEN GLOBAL FUND
                     SCHEDULE OF INVESTMENTS -- (Continued)
                                 April 30, 2002
                                  (Unaudited)

---------------------------------------------------------------------------
    Principal                                       Cost            Value
     Amount                                       (Note 1)         (Note 1)
---------------------------------------------------------------------------

                Bonds, Notes and Convertible Bonds (16.87%)

                U.S. Dollar Convertible Bonds (1.22%)
$   3,000,000   LUKINTER Finance BV 3 1/2%
                due 5/06/2002 (2)              $    2,981,122   $    3,907,500
    3,000,000   Ashanti Goldfields Company
                Limited 5 1/2% due
                3/15/2003 (a)(1)                    2,861,121        3,018,750
    3,615,000   Coeur d'Alene Mines
                Corporation 6% due 6/10/2002
                (a)(1)                              3,593,859        3,108,900
    6,000,000   Coeur d'Alene Mines
                Corporation 6 3/8% due
                1/31/2004 (a)(1)                    5,994,970        3,780,000
   10,000,000   Friede Goldman Halter Marine
                Group Inc. 4 1/2% due
                9/15/2004 (a)(f)(6)                 6,776,154        1,325,000
    4,420,000   Battle Mountain Gold Company
                6% due 1/04/2005 (a)(1)             3,925,097        4,265,300
    3,500,000   LG Electronics Inc. 1/4% due
                12/31/2007 (9)                      2,859,375        4,375,000
    2,500,000   Medya International Limited
                10% due 6/28/2049
                (a)(e)(f)(14)                       2,482,264           25,000
                                               --------------   --------------
                                                   31,473,962       23,805,450
                                               --------------   --------------

                U.S. Dollar Bonds and Notes (8.56%)
    1,250,000   HSBC Gold Linked Note 0% due
                4/09/2003 (a)(d)(e)(1)              1,250,000        1,255,875
    8,000,000   The Southland Corporation 5%
                due 12/15/2003 (12)                 7,413,667        7,650,000
    5,589,000   The Southland Corporation 4%
                due 6/15/2004 (12)                  4,823,680        5,120,921
    3,625,000   Dillard's Inc. 6.43% due
                8/01/2004 (6)                       3,397,432        3,584,346
    4,644,000   P.T. Pabrik Kertas
                Tjiwi-Kimia 10% due 8/01/2004
                (a)(f)(3)                           3,515,596        1,033,290
    1,500,000   Hollinger International
                Publishing 8 5/8% due
                3/15/2005 (14)                      1,575,000        1,653,750
    3,500,000   Hollinger International
                Publishing 9 1/4% due
                3/15/2007 (14)                      3,514,754        3,613,750
    6,750,000   Blount International Inc. 7%
                due 6/15/2005 (6)                   5,613,501        6,015,938
   23,500,000   Blount International Inc. 13%
                due 8/01/2009 (6)                  16,344,322       16,215,000
    2,750,000   Westpoint Stevens Inc. 7 7/8%
                due 6/15/2005 (11)                  2,385,229        1,828,750
    2,000,000   Polaroid Corporation 11 1/2%
                due 2/15/2006 (a)(f)(11)            2,027,500           45,000
   10,000,000   Riverwood International
                Corporation 10 1/4% due
                4/01/2006 (3)                       9,949,905       10,366,700

                         FIRST EAGLE SOGEN GLOBAL FUND
                     SCHEDULE OF INVESTMENTS -- (Continued)
                                 April 30, 2002
                                  (Unaudited)

---------------------------------------------------------------------------
  Principal                                         Cost            Value
   Amount                                         (Note 1)         (Note 1)
---------------------------------------------------------------------------

                Bonds, Notes and Convertible Bonds -- (continued)
                U.S. Dollar Bonds and Notes -- (continued)
$   3,500,000   American Standard Inc. 7 1/8%
                due 6/01/2006 (5)              $    3,180,604   $    3,152,450
    4,910,000   American Standard Inc. 8 1/4%
                due 6/01/2009 (5)                   5,236,863        5,155,500
    2,000,000   TriQuint Semiconductor Inc.
                4% due 3/01/2007 (10)               1,427,983        1,542,500
    1,250,000   B&G Foods Inc. 9 5/8% due
                8/01/2007 (11)                      1,263,219        1,293,750
    3,500,000   Seagate Technology
                International 12 1/2% due
                11/15/2007 (b)(10)                  3,395,014        4,235,000
    4,500,000   AMSC Acquisition Company Inc.
                12 1/4% due 4/01/2008
                (a)(f)(10)                          4,258,194        1,710,000
    1,600,000   Columbus McKinnon Corporation
                8 1/2% due 4/01/2008 (6)            1,498,709        1,552,000
   10,000,000   Level 3 Communications, Inc.
                9 1/8% due 5/01/2008 (6)            5,031,636        4,450,000
    5,750,000   Domino's Inc. 10 3/8% due
                1/15/2009 (11)                      5,577,382        6,195,625
    1,000,000   Longview Fibre Company 10%
                due 1/15/2009 (3)                     993,955        1,052,500
    2,000,000   Crescent Real Estate Equities
                Company 9 1/4% due
                4/15/2009 (18)                      2,009,375        2,053,902
    5,000,000   St. John Knits International
                Inc. 12 1/2% due 7/01/2009
                (11)                                4,803,818        5,350,000
    4,000,000   Jostens Inc. 12 3/4% due
                5/01/2010 (11)                      3,994,609        4,500,000
    5,240,000   Flowserve Finance B.V.
                12 1/4% due 8/15/2010 (6)           5,202,967        5,427,618
    1,878,000   Flowserve Finance B.V.
                12 1/4% due 8/15/2010 144A
                (b)(6)                              1,893,090        2,131,530
   10,000,000   Tyco International Group SA
                6 3/4% due 2/15/2011 (6)            8,294,129        8,200,000
    6,900,000   Briggs & Stratton Corporation
                8 1/2% due 3/15/2011 (11)           7,351,750        7,245,000
    5,000,000   Steinway Musical Instruments
                8 3/4% due 4/15/2011 (11)           5,046,250        5,075,000
    2,500,000   Penton Media Inc. 10 3/8% due
                6/15/2011 (14)                      2,098,099        1,987,500
    4,500,000   Potlatch Corporation 10% due
                7/15/2011 (3)                       4,830,625        4,882,500
    1,000,000   UCAR Finance Inc. 10 1/4% due
                2/15/2012 (b)(16)                   1,020,000        1,057,500
    3,200,000   Bausch and Lomb Inc. 7 1/8%
                due 8/01/2028 (13)                  2,686,842        2,630,400
   10,000,000   Bangkok Bank Public Company
                9.025% due 3/15/2029 (b)(16)        6,056,601       10,000,000

                         FIRST EAGLE SOGEN GLOBAL FUND
                     SCHEDULE OF INVESTMENTS -- (Continued)
                                 April 30, 2002
                                  (Unaudited)

---------------------------------------------------------------------------
  Principal                                         Cost            Value
   Amount                                         (Note 1)         (Note 1)
---------------------------------------------------------------------------

                Bonds, Notes and Convertible Bonds -- (continued)
                U.S. Dollar Bonds and Notes -- (continued)
$   5,500,000   Bergen Bank Floating Rate
                Perpetual Notes (2.1875% @
                4/30/2002) (16)                $    3,888,750   $    4,379,375
    3,500,000   Den Norske Bank Floating Rate
                Perpetual Notes (2.2125% @
                4/30/2002) (16)                     2,610,000        2,770,775
    3,170,000   Den Norske Bank Floating Rate
                Perpetual Notes (2.1875% @
                4/30/2002) (16)                     2,059,625        2,532,038
   10,000,000   Christiania Bank Floating
                Rate Perpetual Notes (2.1875%
                @ 4/30/2002) (16)                   6,826,750        8,157,280
                                               --------------   --------------
                                                  164,347,425      167,103,063
                                               --------------   --------------

                U.S. Treasury Notes (5.14%)
   44,883,200   U.S. Treasury Inflation Index
                Note 3 3/8% due 1/15/2007
                (22)                               45,042,720       46,561,832
   10,000,000   U.S. Treasury Zero Coupon
                Strip due 11/15/2007 (a)(22)        7,220,052        7,785,840
   23,774,625   U.S. Treasury Inflation Index
                Note 4 1/4% due 1/15/2010
                (22)                               25,270,054       25,738,409
    5,000,000   U.S. Treasury Note 7 1/4% due
                5/15/2016 (22)                      5,173,906        5,802,150
   15,000,000   U.S. Treasury Note 5 3/8% due
                2/15/2031 (22)                     14,426,791       14,528,910
                                               --------------   --------------
                                                   97,133,523      100,417,141
                                               --------------   --------------

                Non U.S. Dollar Convertible Bonds (0.15%)
CAD 1,600,000   Noranda Inc. 5% due
                4/30/2007 (20)                      1,087,104          946,640
NZD 3,500,000   Evergreen Forest Limited 0%
                due 3/19/2009 (a)(3)                1,871,556        1,942,584
                                               --------------   --------------
                                                    2,958,660        2,889,224
                                               --------------   --------------
                Non U.S. Dollar Bonds and Notes (1.80%)
CAD 2,500,000   Bell Canada 8 1/2% due
                6/09/2003 (17)                      1,778,832        1,669,298
CAD 4,500,000   Shaw Communications Inc. 7.4%
                due 10/17/2007 (14)                 2,844,116        2,872,060
EUR 7,500,000   Sola International Inc. 11%
                due 3/15/2008 (13)                  6,774,427        7,228,118
EUR 13,573,560  Republic of France O.A.T. 3%
                due 7/25/2009 (22)                 11,550,786       11,977,524
ZAR 50,000,000  Republic of South Africa 13%
                due 8/31/2010 (22)                  4,594,230        4,924,149
EUR 3,500,000   The Manitowoc Company, Inc.
                10 3/8% due 5/15/2011 (b)(6)        3,040,636        3,404,646

                         FIRST EAGLE SOGEN GLOBAL FUND
                     SCHEDULE OF INVESTMENTS -- (Continued)
                                 April 30, 2002
                                  (Unaudited)

---------------------------------------------------------------------------
  Principal                                         Cost            Value
   Amount                                         (Note 1)         (Note 1)
---------------------------------------------------------------------------

                Bonds, Notes and Convertible Bonds -- (continued)
                Non U.S. Dollar Bonds and Notes -- (continued)
GBP 2,000,000   Enodis plc 10 3/8% due
                4/15/2012 (b)(6)               $    2,914,375   $    3,017,646
                                               --------------   --------------
                                                   33,497,402       35,093,441
                                               --------------   --------------
                Total Bonds, Notes and
                Convertible Bonds                 329,410,972      329,308,319
                                               --------------   --------------
                Short-Term Investments (7.60%)
$   6,500,000   Maytag Corporation 1.92% due
                5/01/2002                           6,500,000        6,500,000
   44,572,000   Nestle Capital Corporation
                1.82% due 5/01/2002                44,572,000       44,572,000
      895,000   Monsanto Group 1.90% due
                5/06/2002                             894,764          894,764
   10,276,000   Procter & Gamble Company
                1.74% due 5/06/2002                10,273,517       10,273,517
    2,656,000   Toyota Motor Credit
                Corporation 1.71% due
                5/06/2002                           2,655,369        2,655,369
   20,360,000   Kraft Foods Inc. 1.71% due
                5/07/2002                          20,354,197       20,354,197
   25,000,000   Philip Morris Capital
                Corporation 1 3/4% due
                5/07/2002                          24,992,708       24,992,708
   20,000,000   Kraft Foods Inc. 1.73% due
                5/08/2002                          19,993,272       19,993,272
   10,716,000   General Electric Capital
                Corporation 1.73% due
                5/09/2002                          10,711,880       10,711,880
    7,400,000   Pearson Holdings Inc. 2% due
                5/09/2002                           7,396,711        7,396,711
                                               --------------   --------------
                Total Short-Term Investments      148,344,418      148,344,418
                                               --------------   --------------
                Total Investments (99.75%)     $1,668,318,335*   1,947,506,670**
                                               --------------
                                               --------------
                Other assets in excess of liabilities (0.25%)        4,916,708
                                                                --------------
                Net assets (100.00%)                            $1,952,423,378
                                                                --------------
                                                                --------------

---------

 * At April 30, 2002 cost is substantially identical for both book and federal income tax purposes.

** Gross unrealized appreciation and depreciation of securities at April 30, 2002, based on cost for federal income tax purposes, were $398,377,966 and $119,189,631, respectively (net appreciation was $279,188,335).

                         FIRST EAGLE SOGEN GLOBAL FUND
                     SCHEDULE OF INVESTMENTS -- (Continued)
                                 April 30, 2002
                                  (Unaudited)

Foreign Currencies              Industry Classifications
------------------              ------------------------
CAD -- Canadian Dollar          (1) Metals & Minerals         (12) Distribution
EUR -- Euro                     (2) Energy                    (13) Health Care
NZD -- New Zealand Dollar       (3) Forest Products           (14) Media
ZAR -- South African Rand       (4) Agriculture               (15) Services
GBP -- Pound Sterling           (5) Building Materials        (16) Financial Services
                                (6) Capital Goods             (17) Utilities
                                (7) Chemicals                 (18) Real Estate
                                (8) Transportation            (19) Holding Companies
                                (9) Electronics               (20) Conglomerates
                                (10) Technology               (21) Investment Companies
                                (11) Consumer Products        (22) Government Issues

---------

 (a) Non-income producing security.

 (b) Security is exempt from registration under the Securities Act of 1933 and may only be sold to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933.

 (c) Affiliate as defined by the Investment Company Act of 1940. An affiliate is defined as a company in which the Fund directly or indirectly owns, controls, or holds power to vote 5% or more of the outstanding voting securities. Following is a summary of transactions with each such affiliate for the six months ended April 30, 2002.

------------------------------------------------------------------------------------------------

                             Purchases                 Sales
                       ---------------------   ---------------------    Realized      Dividend
      Affiliate        Shares       Cost        Shares       Cost       Gain/Loss      Income
------------------------------------------------------------------------------------------------
Allen Organ Company,
 Class `B'...........       --            --         --           --            --   $   51,660
City e-Solutions
 Limited.............       --            --         --           --            --           --
Corporacion
 Financiera
 Alba SA.............  830,000   $16,963,630         --           --            --       85,201
East Texas Financial
 Services, Inc.......       --            --         --           --            --       11,475
Lindt & Sprungli AG
 PC..................       --            --         --           --            --       54,177
Nam Yang Dairy
 Products............   13,500     4,419,018         --           --            --       29,209
NSC Groupe...........       --            --         --           --            --      157,005
Rayonier Inc.........       --            --    100,000   $4,698,419      $831,597    1,386,000
Robertet SA C.I......      336        18,823         --           --            --           --
Sabeton SA...........       --            --         --           --            --       36,633
Shaw Brothers (Hong
 Kong) Limited.......       --            --         --           --            --      277,639
Shoei Company,
 Limited.............       --            --         --           --            --       54,677
Societe Sucriere de
Pithiviers-le-Vieil..       --            --         --           --            --      228,257
------------------------------------------------------------------------------------------------

 (d) Commodity-linked security whereby the coupon, dividend and/or redemption amount is linked to the price of an underlying commodity.
 (e) Security for which there are less than three market makers.
 (f) In default as to principal and interest.

---------
See Notes to Financial Statements.

FIRST EAGLE SOGEN OVERSEAS FUND                                    FUND OVERVIEW
APRIL 30, 2002 (UNAUDITED)

The First Eagle SoGen Overseas Fund seeks long-term growth of capital by investing primarily in equities issued by non-U.S. corporations. Management's research-driven process seeks to minimize risk by focusing on undervalued securities.


 PERFORMANCE COMPARISON:

                 AVERAGE ANNUAL RATES OF RETURN AS OF APRIL 30, 2002

                                                                              SINCE
                                                     ONE-YEAR   FIVE-YEAR   INCEPTION
                                                     --------   ---------   ---------
                                                                            (8-31-93)
First Eagle SoGen Overseas Fund (A Shares).             7.06%     10.27%      11.49%
MSCI EAFE Index....................................   (13.88%)     1.34%       3.31%
Consumer Price Index...............................     1.53%      2.31%       2.50%


                  Growth of a $10,000 Initial Investment

                 First Eagle             MSCI             Consumer
             SoGen Overseas Fund      EAFE Index         Price Index
             -------------------      ----------         -----------
8/31/93           10,000                10,000             10,000
                  10,055                10,076             10,055
                  11,289                10,637             10,159
                  11,685                11,093             10,317
                  11,590                11,231             10,483
                  12,338                11,052             10,607
                  13,938                12,512             10,780
                  14,129                12,209             10,925
                  15,172                12,401             11,049
                  15,313                12,775             11,153
                  16,849                14,745             11,215
                  14,733                14,007             11,311
                  17,206                16,147             11,470
                  19,095                17,233             11,601
                  20,083                18,390             11,822
                  20,790                16,734             12,001
                  22,798                15,376             12,202
4/30/02           25,692                13,256             12,388

Performance is historical and is not indicative of future results. The Fund's results assume reinvestment of income dividends and capital gains distributions and give effect to the deduction of the maximum sales load of 3.75% for periods prior to March 1, 2000 and of 5.00% thereafter. The MSCI EAFE Index returns assume reinvestment of dividends. This is a widely followed index of an unmanaged group of stocks from 21 international markets and is not available for purchase. It is a trademark of Morgan Stanley Capital International SA in Geneva, Switzerland. The Consumer Price Index (CPI) represents the change in price of all goods and services purchased for consumption by urban households.

TOP 10 HOLDINGS

Corporacion Financiera Alba SA
 (European holding company with
 stakes in retail, telecom,
 construction and media)              3.95%
Buderus AG (German manufacturer of
 heating systems)                     3.45%
Shimano Inc. (Japanese manufacturer
 of bicycle parts)                    3.34%
Freeport McMoRan Copper & Gold Inc.
 (B,C & D) (U.S. mining company)      3.10%
Kuehne & Nagel International AG
 (Swiss freight company)              2.85%
Industrias Penoles, S.A. de C.V.
 (Mexican producer of silver)         2.69%
Shaw Brothers (Hong Kong) Limited
 (Chinese holding company with a
 large stake in media)                2.46%
EnCana Corp. (Canadian energy
 company)                             2.28%
Carter Holt Harvey Limited (New
 Zealand forest products company)     2.14%
Eurazeo (French financial holding
 company)                             2.09%

 ASSET ALLOCATION

Foreign Stocks                       86.71%
Foreign Currency Bonds                2.71%
U.S. Dollar Bonds                     0.90%
U.S. Dollar Cash and Equivalents      9.68%

 TOP 5 COUNTRIES

Japan                                18.21%
France                                8.81%
Germany                               7.45%
Switzerland                           6.99%
United Kingdom                        5.42%

The Fund's portfolio composition is subject to change at any time.

                        FIRST EAGLE SOGEN OVERSEAS FUND
                            SCHEDULE OF INVESTMENTS
                                 April 30, 2002
                                  (Unaudited)

---------------------------------------------------------------------------
    Number                                           Cost          Value
  of Shares                                        (Note 1)       (Note 1)
----------------------------------------------------------------------------

                Common and Preferred Stocks (86.71%)

                Argentina (0.16%)
        50,000  Siderca S.A.I.C. ADR (2)         $    318,288   $    805,000
        70,000  Cresud S.A.C.I.F. y A. ADR
                (a)(4)                                682,545        433,930
                                                 ------------   ------------
                                                    1,000,833      1,238,930
                                                 ------------   ------------

                Australia and New Zealand (5.56%)
    20,000,000  Carter Holt Harvey Limited (3)     19,643,548     16,113,600
       425,000  Newmont Mining Corporation
                Holding Company (23)                6,511,657     12,116,750
     1,500,000  Independent News and Media
                Limited exchangeable preference
                shares (15)                         7,716,051      5,740,470
     1,750,000  Spotless Group Limited (16)         4,156,715      4,446,358
     4,000,000  Capital Properties New Zealand
                Limited 8 1/2% exchangeable
                preference shares (18)              2,946,655      1,801,142
     5,750,000  Tasman Farms (4)                    1,054,354      1,261,113
     1,500,000  Evergreen Forests Limited
                (a)(3)                                571,553        375,984
                                                 ------------   ------------
                                                   42,600,533     41,855,417
                                                 ------------   ------------

                Austria (3.48%)
       185,000  Brau-Union AG (12)                  7,214,363     10,131,074
       255,000  Flughafen Wien AG (9)               8,413,067      8,217,897
       135,000  BBAG Oesterreichische Brau-
                Beteiligungs AG (12)                5,108,712      7,812,447
                                                 ------------   ------------
                                                   20,736,142     26,161,418
                                                 ------------   ------------

                Belgium (1.61%)
       665,000  Deceuninck (6)                     10,056,338     12,141,031
                                                 ------------   ------------

                Canada (2.89%)
       545,000  EnCana Corporation (2)             13,369,238     17,140,250
       400,000  Repadre Capital Corporation
                (a)(1)                              1,601,632      1,847,351
        75,000  Canadian Pacific Railway
                Limited (9)                           594,538      1,563,750
        35,000  Fairmont Hotels & Resorts Inc.
                (18)                                  311,230        997,500
        45,000  Norske Skog Canada Limited (3)        251,768        206,679
                                                 ------------   ------------
                                                   16,128,406     21,755,530
                                                 ------------   ------------

                Chile (0.45%)
       600,000  Quinenco S.A. ADR (19)              4,253,445      3,366,000
                                                 ------------   ------------

                        FIRST EAGLE SOGEN OVERSEAS FUND
                     SCHEDULE OF INVESTMENTS -- (Continued)
                                 April 30, 2002
                                  (Unaudited)

---------------------------------------------------------------------------
    Number                                           Cost          Value
  of Shares                                        (Note 1)       (Note 1)
---------------------------------------------------------------------------

                Common and Preferred Stocks -- (continued)
                Commonwealth of Independent States (0.57%)
       352,296  Firebird Fund, L.P. (b)(e)(21)   $    353,178   $  2,393,780
         4,949  Firebird Republic Fund, Ltd.
                Class `A' (b)(e)(21)                  719,082        802,755
       100,000  First NIS Regional Fund SICAF
                (21)                                1,000,000        647,500
         9,000  Baltic Republic Fund (b)(21)          275,750        450,000
                                                 ------------   ------------
                                                    2,348,010      4,294,035
                                                 ------------   ------------

                Denmark (0.26%)
        45,000  Carlsberg A/S `B'(12)               1,773,476      1,965,173
                                                 ------------   ------------

                France (7.73%)
       295,000  Eurazeo (21)                       14,517,069     15,729,825
        22,187  Societe Sucriere de
                Pithiviers-le-Vieil (4)             7,733,330      8,792,886
        75,000  Robertet SA (12)                    4,212,564      6,653,921
        51,071  Robertet SA C.I. (a)(c)(12)         2,129,713      2,897,978
        85,000  Sagem ADP (10)                      2,614,712      3,674,090
        75,000  Societe BIC SA (12)                 2,720,331      2,931,778
     1,350,000  FINEL (a)(b)(e)(3)                  2,277,010      2,291,169
        30,000  Crometal SA (7)                     1,707,427      2,188,701
        23,500  NSC Groupe (7)                      4,098,208      2,180,144
        21,237  Taittinger C.I. (a)(19)             1,097,423      2,046,714
        55,000  Carbone Lorraine SA (10)            1,769,329      1,907,232
        57,750  Conflandey (c)(1)                   1,892,773      1,559,943
        25,000  Schneider Electric SA (10)            512,676      1,205,812
        95,000  Sabeton SA (19)                     1,404,739        980,592
        15,000  Rougier SA (3)                        904,226        863,996
        28,800  Laurent-Perrier (12)                  680,896        744,483
        12,000  Gaumont SA (a)(15)                    525,233        531,773
        10,000  Burelle SA (5)                        443,781        495,385
        15,000  Societe Francaise des Papiers
                Peints (a)(c)(12)                     741,390        342,694
           217  Societe Vermandoise de
                Sucreries (4)                         163,560        177,861
                                                 ------------   ------------
                                                   52,146,390     58,196,977
                                                 ------------   ------------

                Germany (7.45%)
     1,085,000  Buderus AG (7)                     17,130,587     25,946,240
       205,000  Hornbach Holding AG Pfd. (13)      10,554,063     11,207,860
       265,000  Merck KGaA (14)                     7,862,554      7,828,884
       255,000  Vossloh AG (6)                      4,712,773      5,489,316

                        FIRST EAGLE SOGEN OVERSEAS FUND
                     SCHEDULE OF INVESTMENTS -- (Continued)
                                 April 30, 2002
                                  (Unaudited)

---------------------------------------------------------------------------
    Number                                           Cost          Value
  of Shares                                        (Note 1)       (Note 1)
---------------------------------------------------------------------------

                Common and Preferred Stocks -- (continued)

                Germany -- (continued)
       145,000  Bayer AG (8)                     $  4,310,358   $  4,773,485
        15,000  Axel Springer Verlag AG (15)          575,364        810,765
                                                 ------------   ------------
                                                   45,145,699     56,056,550
                                                 ------------   ------------

                Hong Kong (3.28%)
    16,067,500  Shaw Brothers (Hong Kong)
                Limited (15)                       15,227,458     18,541,562
     5,000,000  Cafe de Coral Holdings
                Limited (19)                        1,888,912      3,558,103
    11,250,000  City e-Solutions Limited
                (a)(16)                               336,425        908,759
     5,000,000  Lerado Group Holding Company
                Limited (12)                          696,702        839,840
     5,000,000  China-Hong Kong Photo Products
                Holdings Limited (12)                 432,544        448,770
       500,000  Varitronix International
                Limited (10)                          207,138        378,249
                                                 ------------   ------------
                                                   18,789,179     24,675,283
                                                 ------------   ------------

                India (0.02%)
        10,000  The Spartek Emerging
                Opportunities of India
                Fund (b)(e)(21)                     1,035,000        169,700
                                                 ------------   ------------

                Ireland (0.60%)
     3,750,000  Waterford Wedgwood plc (12)         2,683,014      2,431,890
       700,000  Greencore Group (12)                1,891,072      2,061,702
                                                 ------------   ------------
                                                    4,574,086      4,493,592
                                                 ------------   ------------

                Israel (0.03%)
        70,000  Super-Sol (13)                        129,090        236,241
                                                 ------------   ------------

                Italy (0.97%)
       850,000  Gewiss S.p.A (10)                   2,747,133      3,376,274
       500,000  Italcementi S.p.A. (6)              2,475,857      2,512,953
        65,000  Italmobiliare S.p.A. (6)            1,377,367      1,398,652
                                                 ------------   ------------
                                                    6,600,357      7,287,879
                                                 ------------   ------------

                Japan (18.21%)
     1,895,000  Shimano Inc. (12)                  27,126,199     25,153,694
       265,000  Secom Company, Limited (16)        12,779,900     13,023,328
     2,900,000  Nipponkoa Insurance Company,
                Limited (17)                       10,824,191     10,756,610

                        FIRST EAGLE SOGEN OVERSEAS FUND
                     SCHEDULE OF INVESTMENTS -- (Continued)
                                 April 30, 2002
                                  (Unaudited)

---------------------------------------------------------------------------
    Number                                           Cost          Value
  of Shares                                        (Note 1)       (Note 1)
---------------------------------------------------------------------------

                Common and Preferred Stocks -- (continued)

                Japan -- (continued)
       295,000  Ono Pharmaceutical Company,
                Limited (14)                     $ 10,449,573   $  9,634,526
       575,000  Shoei Company, Limited (19)         5,306,665      6,138,997
       385,000  Nitto Kohki Company,
                Limited (7)                         4,733,693      5,748,056
       385,000  Mandom Corporation (12)             4,321,603      5,451,672
       415,000  Chofu Seisakusho Company,
                Limited (7)                         5,899,050      4,995,490
     1,000,000  Mitsui Sumitomo Insurance
                Company, Limited (17)               5,721,242      4,914,463
     2,350,000  Aioi Insurance Company,
                Limited (17)                        6,620,459      4,349,145
       955,400  Tachi-S Company, Limited (5)        8,141,244      4,167,802
     1,625,000  Okumura Corporation (16)            6,910,452      4,119,362
     1,325,000  Aida Engineering, Limited (7)       6,312,365      3,770,995
        64,040  ASAHI Broadcasting Corporation
                (15)                                4,623,344      3,719,897
       500,000  Wacoal Corporation (12)             4,301,493      3,639,191
       550,000  Makita Corporation (12)             4,524,833      3,609,642
       315,000  T. Hasegawa Company,
                Limited (12)                        2,356,643      3,453,733
       749,730  Sotoh Company, Limited (12)         6,288,832      3,439,663
       155,000  SK Kaken Company Limited (8)        2,726,925      3,362,753
       650,000  Kokusai Securities Company,
                Limited (17)                        4,355,715      3,285,381
       475,300  Yomeishu Seizo Company,
                Limited (12)                        3,012,626      2,964,157
       325,000  Sonton Food Industry Company,
                Limited (12)                        3,298,777      2,122,862
     1,000,000  Iino Kaiun Kaisha, Limited (9)      2,094,108      1,516,330
       109,500  Toho Company, Limited (12)          1,225,305      1,249,969
        35,000  Fuji Photo Film Company,
                Limited (12)                          829,092      1,110,420
       200,000  Nisshinbo Industries, Inc. (20)       827,654        808,709
         7,000  Hitachi Ltd. ADR (10)                 520,105        526,120
                                                 ------------   ------------
                                                  156,132,088    137,032,967
                                                 ------------   ------------

                Mexico (2.83%)
    10,550,000  Industrias Penoles, S.A.
                de C.V. (1)                        19,877,372     20,219,336
       500,000  Grupo Industrial Saltillo,
                S.A. de C.V. (5)                    1,469,358      1,083,369
                                                 ------------   ------------
                                                   21,346,730     21,302,705
                                                 ------------   ------------

                        FIRST EAGLE SOGEN OVERSEAS FUND
                     SCHEDULE OF INVESTMENTS -- (Continued)
                                 April 30, 2002
                                  (Unaudited)

---------------------------------------------------------------------------
    Number                                           Cost          Value
  of Shares                                        (Note 1)       (Note 1)
---------------------------------------------------------------------------

                Common and Preferred Stocks -- (continued)
                Netherlands (2.06%)
       205,000  OPG Groep NV (14)                $  4,999,299   $  8,399,433
       225,000  Holdingmaatschappij de
                Telegraaf NV (15)                   3,887,240      4,671,255
       100,000  Randstad Holding NV (16)              971,512      1,387,078
        50,000  Koninklijke Grolsch NV (12)         1,051,362      1,029,050
                                                 ------------   ------------
                                                   10,909,413     15,486,816
                                                 ------------   ------------

                Singapore and Malaysia (1.21%)
    14,250,000  Del Monte Pacific Limited (12)      3,266,695      3,417,643
     1,000,000  Haw Par Corporation
                Limited (19)                        1,572,498      2,381,806
       495,000  Fraser & Neave Limited (19)         1,708,879      2,074,156
       850,000  Delgro Corporation Limited (19)       357,119      1,213,784
                                                 ------------   ------------
                                                    6,905,191      9,087,389
                                                 ------------   ------------

                South Korea (4.93%)
        15,650  Lotte Confectionery Company,
                Limited (12)                        2,665,055      7,891,777
       545,155  Daeduck Electronics Company,
                Limited (10)                        3,940,430      6,301,636
       519,750  Daeduck GDS Company,
                Limited (10)                        2,689,780      5,967,649
        17,250  Nam Yang Dairy Products (12)        3,112,218      6,155,935
        28,850  Nam Yang Dairy Products
                Pfd. (12)                             479,094      4,196,567
       575,000  Fursys Incorporated (12)            2,110,908      4,282,389
       650,000  Dong Ah Tire & Rubber Company,
                Limited (5)                         3,209,245      2,319,628
                                                 ------------   ------------
                                                   18,206,730     37,115,581
                                                 ------------   ------------

                Spain and Portugal (5.52%)
     1,525,000  Corporacion Financiera Alba
                SA (19)                            33,856,064     29,710,265
     1,135,000  Energia e Industrias Aragonesas
                EIA, SA (8)                         5,379,852      6,021,315
       335,000  Espirito Santo Financial Group
                SA ADR (17)                         5,668,009      5,795,500
                                                 ------------   ------------
                                                   44,903,925     41,527,080
                                                 ------------   ------------

                Sweden (0.20%)
       925,000  Gorthon Lines AB `B' (9)            2,761,593      1,530,339
                                                 ------------   ------------

                        FIRST EAGLE SOGEN OVERSEAS FUND
                     SCHEDULE OF INVESTMENTS -- (Continued)
                                 April 30, 2002
                                  (Unaudited)

---------------------------------------------------------------------------
    Number                                           Cost          Value
  of Shares                                        (Note 1)       (Note 1)
---------------------------------------------------------------------------

                Common and Preferred Stocks -- (continued)
                Switzerland (6.99%)
       305,000  Kuehne & Nagel International
                AG (9)                           $ 12,527,005   $ 21,466,938
         3,850  Pargesa Holding AG (17)             8,397,446      8,243,378
         9,250  Hilti AG (12)                       6,175,622      6,910,230
        17,500  Edipresse SA (15)                   3,562,244      6,061,308
        22,500  Sika Finanz AG (6)                  4,798,810      5,487,127
         3,250  Lindt & Sprungli AG PC (12)           960,751      1,966,414
         3,000  Societe Generale
                d'Affichage (15)                      831,962      1,259,492
         5,000  PubliGroupe SA (15)                   724,745      1,257,949
                                                 ------------   ------------
                                                   37,978,585     52,652,836
                                                 ------------   ------------

                Thailand (0.15%)
       211,600  The Oriental Hotel Public
                Company Limited (18)                  905,157      1,105,830
                                                 ------------   ------------

                United Kingdom (5.42%)
     1,500,000  Spirax-Sarco Engineering
                plc (7)                             8,655,353      9,949,485
     2,275,000  IMI plc (20)                        8,244,877      9,916,320
     6,150,000  Enodis plc (a)(7)                   7,777,709      8,248,232
       875,000  Millennium & Copthorne Hotel
                plc (18)                            2,916,908      4,847,185
     3,000,000  McBride plc (12)                    4,281,506      2,492,838
       805,000  J.Z. Equity Partners plc (21)       1,610,586      1,851,242
       200,000  Antofagasta Holdings plc (20)         548,939      1,686,675
     8,000,000  Royal Doulton plc (a)(c)(12)        4,800,998      1,107,928
       500,000  Aggregate Industries plc (6)          194,906        681,521
                                                 ------------   ------------
                                                   39,031,782     40,781,426
                                                 ------------   ------------

                Miscellaneous (4.13%)
       945,000  Freeport McMoRan Copper & Gold
                Inc., Class `B' (a)(23)            14,202,358     16,783,200
       294,300  Freeport McMoRan Copper & Gold
                Inc., Preferred Series `C'
                (a)(d)(23)                          4,218,150      6,577,605
       340,000  Security Capital European
                Realty (a)(e)(18)                   6,800,000      6,643,600
         5,000  M.J. Whitman Global Value L.P.
                (b)(e)(21)                            500,000        678,200
        35,000  InterTAN, Inc. (a)(13)                301,950        425,250
                                                 ------------   ------------
                                                   26,022,458     31,107,855
                                                 ------------   ------------
                Total Common and Preferred
                Stocks                            592,420,636    652,624,580
                                                 ------------   ------------

                        FIRST EAGLE SOGEN OVERSEAS FUND
                     SCHEDULE OF INVESTMENTS -- (Continued)
                                 April 30, 2002
                                  (Unaudited)

---------------------------------------------------------------------------
  Principal                                          Cost          Value
    Amount                                         (Note 1)       (Note 1)
---------------------------------------------------------------------------
                Bonds, Notes and Convertible Bonds (3.61%)
                U.S. Dollar Convertible Bond (0.01%)
 $   2,000,000  Medya International Ltd. 10%
                due 6/28/2049 (a)(e)(f)(15)      $  1,987,057   $     20,000
                                                 ------------   ------------
                U.S. Dollar Bonds and Notes (0.89%)
     2,456,000  P.T. Pabrik Kertas Tjiwi-Kimia
                10% due 8/01/2004 (a)(f)(3)         1,868,854        546,460
     1,000,000  United Mexican States 9 7/8%
                due 2/01/2010 (22)                  1,107,500      1,150,800
     1,000,000  Grupo Televisa S.A. 8% due
                9/13/2011 (15)                        977,045      1,010,000
     4,000,000  Bangkok Bank Public Company
                9.025% due 3/15/2029 (b)(17)        2,598,153      4,000,000
                                                 ------------   ------------
                                                    6,551,552      6,707,260
                                                 ------------   ------------
                Non U.S. Dollar Convertible Bonds (0.13%)
 NZD 1,775,277  Evergreen Forest Limited 0% due
                3/19/2009 (a)(3)                      943,678        985,321
                                                 ------------   ------------
                Non U.S. Dollar Bonds and Notes (2.58%)
 AUD 1,500,000  Queensland Treasury Corporation
                8% due 9/14/2007 (22)                 855,687        880,189
 CAD 3,500,000  Shaw Communications Inc. 7.4%
                due 10/17/2007 (15)                 2,227,213      2,233,825
 EUR 1,500,000  Sola International Inc. 11% due
                3/15/2008 (14)                      1,428,198      1,445,624
 EUR 9,188,256  Republic of France O.A.T. 3%
                due 7/25/2009 (22)                  7,871,361      8,107,862
EUR 15,000,000  Republic of South Africa 13%
                due 8/31/2010 (22)                  1,198,213      1,477,245
 EUR 1,500,000  The Manitowoc Company, Inc.
                10 3/8% due 5/15/2011 (b)(7)        1,341,618      1,459,134
 GBP 2,535,000  Enodis plc 10 3/8% due
                4/15/2012 (b)(7)                    3,712,489      3,824,866
                                                 ------------   ------------
                                                   18,634,779     19,428,745
                                                 ------------   ------------
                Total Bonds, Notes and
                Convertible Bonds                  28,117,066     27,141,326
                                                 ------------   ------------
                Short-Term Investments (9.10%)
     9,700,000  American Express Credit
                Corporation 1.8% due 5/01/2002      9,700,000      9,700,000
    34,870,000  Nestle Capital Corporation
                1.82% due 5/01/2002                34,870,000     34,870,000
    18,522,000  Monsanto Group 1.9% due
                5/06/2002                          18,517,112     18,517,112
     3,676,000  Motorola Credit Corporation
                2.05% due 5/06/2002                 3,674,953      3,674,953

                        FIRST EAGLE SOGEN OVERSEAS FUND
                     SCHEDULE OF INVESTMENTS -- (Continued)
                                 April 30, 2002
                                  (Unaudited)

---------------------------------------------------------------------------
  Principal                                          Cost          Value
    Amount                                         (Note 1)       (Note 1)
---------------------------------------------------------------------------
                Short-Term Investments -- (continued)
    $1,714,000  Pearson Holdings Inc. 1.95% due
                5/07/2002                        $  1,713,443   $  1,713,443
                                                 ------------   ------------
                Total Short-Term Investments       68,475,508     68,475,508
                                                 ------------   ------------
                Total Investments (99.42%)       $689,013,210*   748,241,414**
                                                 ------------
                                                 ------------
                Other assets in excess of liabilities (0.58%)      4,368,943
                                                                ------------
                Net Assets (100.00%)                            $752,610,357
                                                                ------------
                                                                ------------

---------
 * At April 30, 2002 cost is identical for both book and federal income tax purposes.
** Gross unrealized appreciation and depreciation of securities at April 30, 2002 were $112,188,560 and $52,960,356, respectively (net appreciation was $59,228,204).

Foreign Currencies                Industry Classifications
------------------                ------------------------
NZD -- New Zealand Dollar    (1)  Metals and Minerals        (13) Retail
AUD -- Australian Dollar     (2)  Energy                     (14) Health Care
CAD -- Canadian Dollar       (3)  Paper and Forest Products  (15) Media
EUR -- Euro                  (4)  Agriculture                (16) Services
GBP -- Pound Sterling        (5)  Automotive                 (17) Financial Services
                             (6)  Building Materials         (18) Real Estate
                             (7)  Capital Goods              (19) Holding Companies
                             (8)  Chemicals                  (20) Conglomerates
                             (9)  Transportation             (21) Investment Companies
                            (10)  Electronics                (22) Government Issues
                            (11)  Technology                 (23) Gold Related
                            (12)  Consumer Products

---------
 (a) Non-income producing security.
 (b) Security is exempt from registration under the Securities Act of 1933 and may only be sold to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933.
 (c) Affiliate as defined by the Investment Company Act of 1940. An affiliate is defined as a company in which the Fund directly or indirectly owns, controls, or holds power to vote 5% or more of the outstanding voting securities. Following is a summary of transactions with each such affiliate for the six months ended April 30, 2002.

------------------------------------------------------------------------------------------
                              Purchases               Sales
                        ----------------------   ----------------   Realized      Dividend
      Affiliate          Shares        Cost      Shares    Cost     Gain/Loss      Income
------------------------------------------------------------------------------------------
Conflandey............     34,250   $  607,824       --        --          --     $ 7,758
Robertet SA C.I.......     15,571      845,022       --        --          --          --
Royal Doulton plc
 'D'..................  6,000,000      687,360       --        --          --          --
Societe Francaise des
 Papiers Peints.......         --           --       --        --          --       3,995
------------------------------------------------------------------------------------------

 'D' 3 for 1 rights issue/offering, ex-date March 18, 2002; subscribed to 6,000,000 shares

 (d) Commodity-linked security whereby the coupon, dividend and/or redemption amount is linked to the price of an underlying commodity.
 (e) Security for which there are less than three market makers.
 (f) In default of as to principal and interest.
---------
See Notes to Financial Statements.

FIRST EAGLE U.S. VALUE FUND                                       FUND OVERVIEW
APRIL 30, 2002 (UNAUDITED)

The First Eagle U.S. Value Fund seeks long-term growth of capital by investing primarily in equities issued by U.S. corporations. The Fund consists of mostly small and medium size U.S. companies. Management utilizes a highly disciplined, bottom-up, value approach in achieving its investment objective.

 PERFORMANCE COMPARISON:

             AVERAGE ANNUAL RATES OF RETURN AS OF APRIL 30, 2002

                                                                   SINCE
                                                                 INCEPTION
                                                                 ---------
                                                                 (9-04-01)
First Eagle U.S. Value Fund (A Shares)
  without sales load........................................       21.40%
  with sales load (maximum of 5.00%)........................       15.06%
Russell 2000 Index..........................................       10.33%

Performance is historical and is not indicative of future results. The Russell 2000 Index, produced by the Frank Russell Company, is a subset of the Russell 3000 Index which represents approximately 98% of the investable U.S. equity market. The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index.

 TOP 10 HOLDINGS

McDonald's Corporation (restaurant
 franchise)                           4.07%
J.Z. Equity Partners plc
 (investment trust company)           3.30%
Energizer Holdings, Inc. (battery
 manufacturer)                        2.97%
Security Capital Group, Inc. Class
 `B' (real estate operating and
 investment company)                  2.95%
Newmont Mining Corporation (mining
 company)                             2.83%
Rayonier Inc. (forest products
 company)                             2.80%
Columbus McKinnon Corporation
 (material handling products)         2.71%
Freeport McMoRan Copper & Gold Inc.
 (mining company)                     2.54%
Blount International Inc.
 (industrial and power equipment)     2.46%
Tyco International Limited
 (industrial conglomerate)            2.29%

 ASSET ALLOCATION

U.S. Stocks                          63.45%
U.S. Dollar Bonds and Notes          15.21%
Foreign Stocks                        4.50%
Foreign Currency Bonds                0.92%
U.S. Dollar Cash and Equivalents     15.92%

 TOP 5 SECTORS

Retail                               10.83%
Consumer Products                     8.22%
Capital Goods                         7.78%
Precious Metals                       5.38%
Energy                                4.87%

The Fund's portfolio composition is subject to change at any time.

                          FIRST EAGLE U.S. VALUE FUND
                            SCHEDULE OF INVESTMENTS
                                 April 30, 2002
                                  (Unaudited)

---------------------------------------------------------------------------
      Number                                          Cost          Value
   of Shares                                        (Note 1)      (Note 1)
---------------------------------------------------------------------------

               Common and Preferred Stocks -- U.S. (63.45%)

               Capital Goods (7.78%)
     105,850   Columbus McKinnon Corporation       $   995,392   $ 1,418,517
      65,000   Tyco International Limited            1,684,600     1,199,250
      20,000   Franklin Electric Company, Inc.         790,265     1,012,000
      10,000   Sealed Air Corporation $2 Conv.
               Pfd., Series `A'                        389,642       442,500
                                                   -----------   -----------
                                                     3,859,899     4,072,267
                                                   -----------   -----------
               Chemicals (0.71%)
     307,900   Ethyl Corporation (a)                   349,345       372,559
                                                   -----------   -----------
               Consumer Products (8.22%)
      65,000   Energizer Holdings, Inc. (a)          1,204,590     1,553,500
      18,000   Philip Morris Companies, Inc.           877,898       979,740
      22,000   Dole Food Company, Inc.                 494,886       731,940
      18,500   Weyco Group, Inc.                       557,855       572,113
      10,000   Furniture Brands International (a)      197,551       408,300
       2,252   Jostens, Inc., Class `A' (a)             21,837        37,158
         600   St. John Knits International Inc.
               (a)                                      18,600        21,300
                                                   -----------   -----------
                                                     3,373,217     4,304,051
                                                   -----------   -----------
               Energy (4.87%)
      10,000   Murphy Oil Corporation                  775,200       943,500
      35,000   CONSOL Energy, Inc.                     904,695       804,650
      18,000   Burlington Resources, Inc.              684,593       799,740
                                                   -----------   -----------
                                                     2,364,488     2,547,890
                                                   -----------   -----------
               Financial Company (2.11%)
          15   Berkshire Hathaway Inc., Class `A'
               (a)                                   1,021,716     1,101,750
                                                   -----------   -----------
               Forest Products (4.16%)
      25,000   Rayonier Inc.                         1,073,952     1,466,750
      20,000   Greif Bros. Corporation, Class `A'      568,990       710,400
                                                   -----------   -----------
                                                     1,642,942     2,177,150
                                                   -----------   -----------
               Health Care (1.89%)
      25,000   DENTSPLY International, Inc.            747,925       991,750
                                                   -----------   -----------
               Media (2.46%)
      55,000   General Motors Corporation --
               Class `H' (a)                           724,503       823,900
      15,000   The Interpublic Group of
               Companies, Inc.                         295,760       463,200
                                                   -----------   -----------
                                                     1,020,263     1,287,100
                                                   -----------   -----------

                          FIRST EAGLE U.S. VALUE FUND
                     SCHEDULE OF INVESTMENTS -- (Continued)
                                 April 30, 2002
                                  (Unaudited)

---------------------------------------------------------------------------
      Number                                          Cost          Value
   of Shares                                        (Note 1)      (Note 1)
---------------------------------------------------------------------------

               Common and Preferred Stocks -- U.S. (continued)
               Precious Metals (5.38%)
      52,000   Newmont Mining Corporation Holding
               Company                             $   950,423   $ 1,482,520
      75,000   Freeport McMoRan Copper & Gold
               Inc., Class `B' (a)                   1,005,622     1,332,000
                                                   -----------   -----------
                                                     1,956,045     2,814,520
                                                   -----------   -----------
               Real Estate (2.95%)
      60,000   Security Capital Group, Inc.
               Class `B' (a)                         1,184,125     1,543,800
                                                   -----------   -----------
               Retail (10.83%)
      75,000   McDonald's Corporation                2,116,306     2,130,000
      25,000   The Sherwin-Williams Company            564,886       768,250
      40,000   Hancock Fabrics, Inc.                   310,256       727,600
      15,000   Costco Wholesale Corporation (a)        530,440       603,000
      14,000   Tiffany & Company                       296,753       556,500
      15,000   Papa John's International Inc. (a)      389,700       466,500
      12,000   The May Department Stores Company       353,648       416,160
                                                   -----------   -----------
                                                     4,561,989     5,668,010
                                                   -----------   -----------
               Services (3.35%)
      30,000   Chemed Corporation                      867,891     1,152,000
      15,000   Manpower Inc.                           386,114       603,750
                                                   -----------   -----------
                                                     1,254,005     1,755,750
                                                   -----------   -----------
               Technology (3.67%)
     140,000   Earthlink, Inc. (a)                   1,388,850     1,019,200
       8,000   Zebra Technologies Corporation,
               Class `A' (a)                           383,820       453,360
      35,000   American Power Conversion
               Corporation (a)                         424,490       449,750
                                                   -----------   -----------
                                                     2,197,160     1,922,310
                                                   -----------   -----------
               Telecommunications (1.31%)
       8,000   Telephone & Data Systems, Inc.          741,098       688,000
                                                   -----------   -----------
               Transportation (0.95%)
      18,000   Burlington Northern Santa Fe
               Corporation                             481,634       494,820
                                                   -----------   -----------
               Utilities (2.81%)
      25,000   CalEnergy Capital Trust 6 1/2%
               Conv. Pfd.                            1,001,563       984,500
       7,000   IDACORP, Inc.                           264,921       264,880
      65,000   Touch America Holdings Inc. (a)         421,918       220,350
                                                   -----------   -----------
                                                     1,688,402     1,469,730
                                                   -----------   -----------

                          FIRST EAGLE U.S. VALUE FUND
                     SCHEDULE OF INVESTMENTS -- (Continued)
                                 April 30, 2002
                                  (Unaudited)

---------------------------------------------------------------------------
      Number                                          Cost          Value
   of Shares                                        (Note 1)      (Note 1)
---------------------------------------------------------------------------
               Common Stock -- Non U.S. (4.50%)

               Canada (1.20%)
      20,000   EnCana Corporation (2)              $   549,956   $   629,000
                                                   -----------   -----------
               United Kingdom (3.30%)
     750,000   J.Z. Equity Partners plc (10)         1,499,247     1,724,760
                                                   -----------   -----------

               Total Common and Preferred Stocks    30,493,456    35,565,217
                                                   -----------   -----------

---------------------------------------------------------------------------
    Principal                                        Cost          Value
      Amount                                        (Note 1)      (Note 1)
---------------------------------------------------------------------------
               Bonds and Notes (16.13%)
               U.S. Dollar Bonds and Notes (15.21%)
$    670,000   Blount International Inc. 7% due
               6/15/2005 (6)                           570,440       597,137
   1,000,000   Blount International Inc. 13% due
               8/01/2009 (6)                           495,271       690,000
     550,000   Columbus McKinnon Corporation
               8 1/2% due 4/01/2008 (6)                515,203       533,500
   1,500,000   Level 3 Communications 9 1/8% due
               5/01/2008 (4)                           627,379       667,500
     250,000   Crescent Real Estate Equities
               Company 9 1/4% due 4/15/2009 (9)        250,000       256,738
     500,000   American Standard Inc. 8 1/4% due
               6/01/2009 (5)                           530,000       525,000
     500,000   Jostens Inc. 12 3/4% due
               5/01/2010 (7)                           558,375       562,500
     995,000   Flowserve Finance B.V. 12 1/4% due
               8/15/2010 (b)(6)                      1,130,323     1,129,325
   1,000,000   Briggs & Stratton Corporation
               8 1/2% due 3/15/2011 (7)              1,062,000     1,050,000
     850,000   Steinway Musical Instruments
               8 3/4% due 4/15/2011 (7)                859,750       862,750
     550,000   Potlatch Corporation 10% due
               7/15/2011 (3)                           592,063       596,750
     600,000   Bausch and Lomb Inc. 7 1/8% due
               8/01/2028 (8)                           503,089       493,200
                                                   -----------   -----------
                                                     7,693,893     7,964,400
                                                   -----------   -----------
               Non U.S. Dollar Bond (0.92%)
 EUR 500,000   Sola International Inc. 11% due
               3/15/2008 (8)                           474,342       481,874
                                                   -----------   -----------

               Total Bonds and Notes                 8,168,235     8,446,274
                                                   -----------   -----------

                          FIRST EAGLE U.S. VALUE FUND
                     SCHEDULE OF INVESTMENTS -- (Continued)
                                 April 30, 2002
                                  (Unaudited)

---------------------------------------------------------------------------
   Principal                                          Cost          Value
     Amount                                         (Note 1)      (Note 1)
---------------------------------------------------------------------------
               Short-Term Investments (15.90%)
$  2,500,000   Maytag Corporation 1.92% due
               5/01/2002                           $ 2,500,000   $ 2,500,000
   2,500,000   Nestle Capital Corporation 1.82%
               due 5/01/2002                         2,500,000     2,500,000
   2,000,000   Kraft Foods Inc. 1.71% due
               5/06/2002                             1,999,525     1,999,525
   1,324,000   Motorola Credit Corporation 2.05%
               due 5/06/2002                         1,323,623     1,323,623
                                                   -----------   -----------

               Total Short-Term Investments          8,323,148     8,323,148
                                                   -----------   -----------

               Total Investments (99.98%)          $46,984,839*   52,334,639**
                                                   -----------
                                                   -----------
               Other assets in excess of liabilities (0.02%)          10,098
                                                                 -----------
               Net assets (100.00%)                              $52,344,737
                                                                 -----------
                                                                 -----------

---------

 * At April 30, 2002 cost is substantially identical for both book and federal income tax purposes.

 ** Gross unrealized appreciation and depreciation of securities at April 30, 2002, based on cost for federal income tax purposes, were $6,604,500 and $1,254,700, respectively (net appreciation was $5,349,800).

Foreign Currency                      Industry Classifications
----------------                      ------------------------
EUR -- Euro                           (1)  Metals & Minerals
                                      (2)  Energy
                                      (3)  Forest Products
                                      (4)  Telecommunications
                                      (5)  Building Materials
                                      (6)  Capital Goods
                                      (7)  Consumer Products
                                      (8)  Health Care
                                      (9)  Real Estate
                                      (10) Investment Companies
---------
(a) Non-income producing security.
(b) Security is exempt from registration under the Securities Act of 1933 and may only be sold to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933.

---------
See Notes to Financial Statements.

FIRST EAGLE SOGEN GOLD FUND                                        FUND OVERVIEW
APRIL 30, 2002 (UNAUDITED)


The First Eagle SoGen Gold Fund's investment objective is growth of capital. To achieve its objective, the Fund invests primarily in securities of companies engaged in mining, processing, dealing in or holding gold or other precious metals such as silver, platinum and palladium, both in the United States and in foreign countries.

 PERFORMANCE COMPARISON:

                 AVERAGE ANNUAL RATES OF RETURN AS OF APRIL 30, 2002

                                                                              SINCE
                                                     ONE-YEAR   FIVE-YEAR   INCEPTION
                                                     --------   ---------   ---------
                                                                            (8-31-93)
First Eagle SoGen Gold Fund........................   83.56%       3.26%       2.69%
Financial Times Gold Mines Index...................   64.90%      (3.34%)     (4.70%)
Consumer Price Index...............................    1.53%       2.31%       2.50%


                  Growth of a $10,000 Initial Investment

                   Consumer         Financial Times        First Eagle
                  Price Index      Gold Mines Index      SoGen Gold Fund
                  -----------      ----------------      ---------------
8/31/93             10,000              10,000               10,000
                    10,055              10,494               10,055
                    10,159              10,086               10,652
                    10,317              11,467               11,733
                    10,483              10,262               11,062
                    10,607               9,164               10,984
                    10,780              12,375               12,456
                    10,925               9,987               11,746
                    11,049               7,811               10,339
                    11,153               6,604                8,990
                    11,215               6,906                8,793
                    11,311               5,920                7,314
                    11,470               5,414                6,892
                    11,601               5,211                7,304
                    11,822               4,023                5,813
                    12,001               3,150                5,214
                    12,202               3,996                6,527
4/30/02             12,388               6,590               12,613

Performance is historical and is not indicative of future results. The Fund's results assume reinvestment of income dividends and capital gains distributions and give effect to the deduction of the maximum sales load of 3.75% for periods prior to March 1, 2000 and of 5.00% thereafter. The Financial Times Gold Mines Index is an unmanaged index composed of 32 gold mining companies and is not available for purchase. The Financial Times Gold Mines Index is only available without dividends reinvested. The Consumer Price Index (CPI) represents the change in price of all goods and services purchased for consumption by urban households.

TOP 10 HOLDINGS

Newmont Mining Corporation (United
 States)                              10.01%
Gold Fields Limited ADR (South
 Africa)                               7.41%
Harmony Gold Mining Company Limited
 (South Africa)                        6.36%
Repadre Capital Corporation (Canada)   5.17%
Freeport McMoRan Copper & Gold Inc.
 (B,C & D) (United States)             4.81%
Kinross Gold Corporation (Canada)      4.73%
Goldcorp Inc. (Canada)                 4.69%
Placer Dome Inc. (Canada)              4.49%
TVX Gold Inc. (United States)          4.05%
Industrias Penoles, S.A. de C.V.
 (Mexico)                              4.01%

ASSET ALLOCATION

Foreign Stocks                        68.78%
U.S. Stocks                           16.35%
U.S. Dollar Structured Notes           3.97%
Foreign Currency Bonds                 2.98%
U.S. Dollar Cash and Equivalents       7.92%

TOP 5 COUNTRIES

Canada                                47.57%
United States                         31.37%
South Africa                          18.08%
Mexico                                 4.01%
Australia                              1.92%

The Fund's portfolio composition is subject to change at any time.

                          FIRST EAGLE SOGEN GOLD FUND
                            SCHEDULE OF INVESTMENTS
                                 April 30, 2002
                                  (Unaudited)

---------------------------------------------------------------------------
       Number                                           Cost          Value
    of Shares                                         (Note 1)      (Note 1)
---------------------------------------------------------------------------
                Common and Preferred Stocks (85.13%)
                Australia (1.92%)
       95,000   Normandy NFM Limited                 $ 1,261,758   $   728,724
                                                     -----------   -----------
                Canada (44.59%)
      425,000   Repadre Capital Corporation (a)        1,093,657     1,962,811
      100,000   Goldcorp Inc.                            270,622     1,781,010
      145,000   Placer Dome Inc.                       1,694,290     1,703,750
    1,875,000   TVX Gold Inc. (a)                        936,603     1,537,151
      100,000   Meridian Gold Inc. (a)                   675,296     1,511,179
      235,000   Glamis Gold Limited (a)                1,150,744     1,431,150
      295,000   IAMGOLD Corporation                      906,665     1,326,667
       90,000   Agnico-Eagle Mines Limited             1,095,533     1,250,100
       60,000   Barrick Gold Corporation                 986,405     1,204,200
      900,000   Miramar Mining Corporation (a)           734,087       826,715
      275,000   Richmont Mines, Inc. (a)                 558,500       808,695
      395,000   Kinross Gold Corporation (a)             483,870       663,600
      315,000   Golden Star Resources
                Limited (a)(b)(d)                        176,400       456,750
      160,000   International Pursuit
                Corporation (a)                          160,000       333,440
       25,000   Pan American Silver
                Corporation (a)(b)                        86,218       142,570
                                                     -----------   -----------
                                                      11,008,890    16,939,788
                                                     -----------   -----------
                South Africa (18.08%)
      232,500   Gold Fields Limited ADR                  866,978     2,813,250
      185,000   Harmony Gold Mining Company
                Limited ADR                              857,914     2,415,453
       30,000   AngloGold Limited ADR                    596,830       804,000
       12,000   Impala Platinum Holdings Limited         633,284       779,367
    1,500,000   Consolidated African Mines
                Limited (a)                              213,392        55,064
                                                     -----------   -----------
                                                       3,168,398     6,867,134
                                                     -----------   -----------
                United States (16.35%)
       94,000   Newmont Mining Corporation Holding
                Company                                2,221,791     2,679,940
      375,375   Newmont Mining Corporation               332,433     1,121,457
       29,500   Freeport McMoRan Copper & Gold
                Inc., Preferred Series `C' (c)           856,231       659,325
       30,000   Freeport McMoRan Copper & Gold
                Inc., Class `B' (a)                      484,940       532,800
       50,000   Freeport McMoRan Copper & Gold
                Inc., Preferred Series `D' (c)           978,999       505,000
        4,500   Freeport McMoRan Copper & Gold
                Inc., Preferred Series `B' (c)           135,865       129,150
       65,000   Royal Gold, Inc.                         243,531       582,426
                                                     -----------   -----------
                                                       5,253,790     6,210,098
                                                     -----------   -----------

                          FIRST EAGLE SOGEN GOLD FUND
                     SCHEDULE OF INVESTMENTS -- (Continued)
                                 April 30, 2002
                                  (Unaudited)

---------------------------------------------------------------------------
       Number                                        Cost          Value
    of Shares                                       (Note 1)      (Note 1)
---------------------------------------------------------------------------
                Common and Preferred Stocks -- (continued)
                Miscellaneous (4.19%)
      795,000   Industrias Penoles, S.A. de C.V.   $ 1,392,488   $ 1,523,637
      766,806   Compania Minera Arcata S.A. (a)        514,222        66,989
                                                   -----------   -----------
                                                     1,906,710     1,590,626
                                                   -----------   -----------
                Total Common and Preferred Stocks   22,599,546    32,336,370
                                                   -----------   -----------
---------------------------------------------------------------------------
  Principal                                           Cost          Value
   Amount                                           (Note 1)      (Note 1)
---------------------------------------------------------------------------
                Note and Convertible Bond (6.95%)
                U.S. Dollar Note (3.97%)
$   1,500,000   HSBC Gold Linked-Note 0% due
                4/09/2003 (a)(b)(d)                  1,500,000     1,507,050
                                                   -----------   -----------

                Non U.S. Dollar Convertible Bond (2.98%)
CAD 2,180,000   Kinross Gold Corporation 5 1/2%
                12/05/2006 (a)                         916,373     1,133,352
                                                   -----------   -----------
                Total Note and Convertible Bond      2,416,373     2,640,402
                                                   -----------   -----------
                Short-Term Investments (4.10%)
    1,000,000   Maytag Inc. 1.92% due 5/01/2002      1,000,000     1,000,000
      558,000   Nestle Capital Corporation 1.82%
                due 5/01/2002                          558,000       558,000
                                                   -----------   -----------
                Total Short-Term Investments         1,558,000     1,558,000
                                                   -----------   -----------
                Total Investments (96.18%)         $26,573,919*   36,534,772**
                                                   -----------
                                                   -----------
                Other assets in excess of liabilities (3.82%)      1,449,947
                                                                 -----------
                Net assets (100.00%)                             $37,984,719
                                                                 -----------
                                                                 -----------

---------

 * At April 30, 2002 cost is identical for both book and federal income tax purposes.

** Gross unrealized appreciation and depreciation of securities at April 30, 2002 were $11,777,068 and $1,816,215, respectively (net appreciation was $9,960,853).

Foreign Currency

CAD -- Canadian Dollar

(a) Non-income producing security.

(b) Security is exempt from registration under the Securities Act of 1933 and may only be sold to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933.

(c) Commodity-linked security whereby the coupon, dividend and/or redemption amount is linked to the price of an underlying commodity.

(d) Security for which there are less than three market makers.

---------
See Notes to Financial Statements.

                       [THIS PAGE IS INTENTIONALLY BLANK]

                         FIRST EAGLE SOGEN FUNDS, INC.
                      STATEMENT OF ASSETS AND LIABILITIES
                                 April 30, 2002
                                  (Unaudited)

---------------------------------------------------------------------------
                                                           First Eagle
                                                              SoGen
                                                           Global Fund
---------------------------------------------------------------------------
Assets:
 Investments, at value (cost: $1,668,318,335,
   $689,013,210, $46,984,839 and $26,573,919
   respectively) (Note 1)...............................  $1,947,506,670
 Cash...................................................        --
 Foreign cash...........................................          20,132
 Receivable for forward currency contracts held, at
   value (Notes 1 and 6)................................          14,528
 Receivable for investment securities sold..............       9,729,600
 Receivable for Fund shares sold........................       5,340,205
 Receivable from Adviser (Note 2).......................        --
 Accrued interest and dividends receivable..............      13,260,136
 Other assets...........................................         178,576
 Deferred offering costs (Note 1).......................        --
                                                          --------------
   Total Assets.........................................   1,976,049,847
                                                          --------------
Liabilities:
 Due to broker..........................................         190,229
 Payable for Fund shares redeemed.......................         500,029
 Payable for investment securities purchased............      18,754,664
 Payable for forward currency contracts held, at value
   (Notes 1 and 6)......................................       1,822,115
 Investment advisory fees payable (Note 2)..............       1,189,880
 Distribution fees payable (Note 3).....................         407,693
 Accrued expenses and other liabilities.................         761,859
                                                          --------------
   Total Liabilities....................................      23,626,469
                                                          --------------
Net Assets:
 Capital stock (par value, $0.001 per share)............          73,727
 Capital surplus........................................   1,676,295,283
 Net unrealized appreciation (depreciation) on:
   Investments..........................................     279,188,335
   Forward currency contracts...........................      (1,807,587)
   Foreign currency related transactions................          23,356
 Undistributed net realized gains (losses) on
   investments..........................................      13,012,060
 Undistributed net investment (loss) income.............     (14,361,796)
                                                          --------------
   Net Assets (Note 1)..................................  $1,952,423,378
                                                          --------------
                                                          --------------
Class A share capital...................................  $1,839,076,861
Shares of beneficial interest outstanding (Class A)
 (Note 5)...............................................      69,438,196
 Net asset value per share..............................      $26.49
 Maximum offering price per share.......................      $27.88
Class I share capital...................................  $   65,619,029
Shares of beneficial interest outstanding (Class I)
 (Note 5)...............................................       2,478,892
 Net asset value per share..............................      $26.47
Class C share capital...................................  $   47,727,488
Shares of beneficial interest outstanding (Class C)
 (Note 5)...............................................       1,809,576
 Net asset value per share..............................      $26.37

---------

See Notes to Financial Statements.

-----------------------------------------------------------
     First Eagle
        SoGen             First Eagle          First Eagle
       Overseas               U.S.                SoGen
         Fund              Value Fund           Gold Fund
-----------------------------------------------------------

     $748,241,414         $ 52,334,639         $ 36,534,772
        1,270,786              158,643               48,229
            5,752              --                   --

           16,257              --                   --
        2,686,576              --                   --
        4,513,675              278,366            2,408,377
          --                   102,975              --
        3,984,635              246,480               36,592
           73,038                1,391                1,895
          --                    56,997              --
     ------------         ------------         ------------
      760,792,133           53,179,491           39,029,865
     ------------         ------------         ------------
          --                   --                   --
          110,279              --                   265,436
        5,503,397              754,822              703,775

        1,640,401              --                     1,091
          446,165               31,462               20,008
          136,487               10,175                6,669
          345,047               38,295               48,167
     ------------         ------------         ------------
        8,181,776              834,754            1,045,146
     ------------         ------------         ------------
           55,446                4,311                3,737
      729,510,529           45,476,096           55,091,952
       59,228,204            5,349,800            9,960,853
       (1,624,144)             --                    (1,091)
           29,999                  122                1,103
        3,459,850            1,273,701          (26,912,078)
      (38,049,527)             240,707             (159,757)
     ------------         ------------         ------------
     $752,610,357         $ 52,344,737         $ 37,984,719
     ------------         ------------         ------------
     ------------         ------------         ------------
     $600,098,448         $ 18,029,721         $ 37,984,719
       44,206,141            1,484,969            3,737,066
        $13.58               $12.14               $10.16
        $14.29               $12.78               $10.69
     $127,792,077         $ 25,795,274              --
        9,402,945            2,121,193              --
        $13.59               $12.16                 --
     $ 24,719,832         $  8,519,742              --
        1,836,600              704,936              --
        $13.46               $12.09                 --

                         FIRST EAGLE SOGEN FUNDS, INC.
                            STATEMENTS OF OPERATIONS
                    FOR THE SIX MONTHS ENDED APRIL 30, 2002
                                  (Unaudited)

-----------------------------------------------------------------------------------------------
                                                                         First
                                        First Eagle    First Eagle       Eagle      First Eagle
                                           SoGen          SoGen           U.S.         SoGen
                                        Global Fund    Overseas Fund   Value Fund    Gold Fund
-----------------------------------------------------------------------------------------------
Investment Income:
 Income:
   Interest...........................  $ 18,297,757   $  1,247,724    $  369,487   $    60,019
   Dividends (net of $932,598,
    $706,290, $299 and $3,851 foreign
    taxes withheld, respectively).....    10,990,251      4,793,913       154,223       108,920
                                        ------------   ------------    ----------   -----------
    Total income from operations......    29,288,008      6,041,637       523,710       168,939
                                        ------------   ------------    ----------   -----------
 Expenses:
   Investment advisory fees
    (Note 2)..........................     6,454,330      2,194,434       145,150        74,924
   Distribution fees (Note 3).........     2,175,658        663,467        41,396        24,975
   Shareholder servicing agent fees...     1,250,577        461,500        64,465        40,484
   Legal fees.........................       722,824        320,930           744        14,135
   Custodian fees.....................       578,048        277,565        14,340         9,417
   Printing fees......................       129,146         27,275         2,380         2,133
   Audit fees.........................        71,904         35,704        18,844        22,489
   Directors' fees....................        83,309         21,720           914           596
   Registration and filing fees.......        29,753         28,265        14,000         9,573
   Amortization of deferred offering
    costs (Note 1)....................            --             --        81,338            --
   Miscellaneous fees.................        73,908         18,966         2,517         1,056
                                        ------------   ------------    ----------   -----------
    Total expenses from operations....    11,569,457      4,049,826       386,088       199,782
                                        ------------   ------------    ----------   -----------
 Expense reductions due to earnings
   credits (Note 1)...................        (7,775)        (2,565)         (110)         (105)
 Expense reimbursements (Note 2)......            --             --      (102,975)           --
                                        ------------   ------------    ----------   -----------
 Net expenses from operations.........    11,561,682      4,047,261       283,003       199,677
                                        ------------   ------------    ----------   -----------
 Net investment income (loss)
   (Note 1)...........................    17,726,326      1,994,376       240,707       (30,738)
                                        ------------   ------------    ----------   -----------
Realized and Unrealized Gains (Losses)
 on Investments and Foreign Currency
 Related Transactions (Notes 1 and 6):
 Net realized gains (losses) from:
   Investment transactions............    14,851,092        466,589     1,253,477       (33,079)
   Foreign currency related
    transactions......................     4,713,271      4,407,042          (278)       (9,336)
                                        ------------   ------------    ----------   -----------
                                          19,564,363      4,873,631     1,253,199       (42,415)
                                        ------------   ------------    ----------   -----------
 Change in unrealized appreciation
   (depreciation) of:
   Investments........................   270,092,584    109,478,244     4,833,754    10,984,146
   Foreign currency related
    transactions......................      (417,547)    (1,384,866)          145         4,099
                                        ------------   ------------    ----------   -----------
                                         269,675,037    108,093,378     4,833,899    10,988,245
                                        ------------   ------------    ----------   -----------
 Net gain on investments and foreign
   currency related transactions......   289,239,400    112,967,009     6,087,098    10,945,830
                                        ------------   ------------    ----------   -----------
Net Increase in Net Assets Resulting
 from Operations......................  $306,965,726   $114,961,385    $6,327,805   $10,915,092
                                        ------------   ------------    ----------   -----------
                                        ------------   ------------    ----------   -----------

---------

See Notes to Financial Statements.

                       [THIS PAGE IS INTENTIONALLY BLANK]

                         FIRST EAGLE SOGEN FUNDS, INC.
                      STATEMENTS OF CHANGES IN NET ASSETS

---------------------------------------------------------------------------------------

                                                              First Eagle SoGen
                                                                 Global Fund
                                                      ---------------------------------
                                                       For the Six
                                                       Months ended
                                                      April 30, 2002     Year Ended
                                                       (Unaudited)     October 31, 2001
---------------------------------------------------------------------------------------

Operations:
 Net investment income (loss).......................  $   17,726,326    $   37,137,132
 Net realized gain (loss) from investments and
  foreign currency related transactions.............      19,564,363       147,137,317
 Increase (decrease) in unrealized appreciation
  (depreciation) of investments and foreign currency
  related transactions..............................     269,675,037       (37,578,878)
                                                      --------------    --------------
  Net increase in net assets resulting from
    operations......................................     306,965,726       146,695,571
                                                      --------------    --------------
Distributions to Shareholders:
 Dividends paid from net investment income..........     (42,974,158)      (87,440,626)
 Distributions paid from net realized gains from
  investment transactions...........................      (6,140,777)     (200,503,578)
                                                      --------------    --------------
  Decrease in net assets resulting from
    distributions...................................     (49,114,935)     (287,944,204)
                                                      --------------    --------------
Fund Share Transactions (Note 5):
 Net proceeds from shares sold......................     178,445,170       162,877,299
 Net asset value of shares issued for reinvested
  dividends and distributions.......................      45,762,879       273,439,640
 Cost of shares redeemed............................     (87,599,663)     (366,336,312)
                                                      --------------    --------------
  Increase in net assets from Fund share
    transactions....................................     136,608,386        69,980,627
                                                      --------------    --------------
  Net increase (decrease) in net assets.............     394,459,177       (71,268,006)
Net Assets (Note 1):
 Beginning of period................................   1,557,964,201     1,629,232,207
                                                      --------------    --------------
 End of period (including undistributed net
  investment (loss) income of $(14,361,796),
  $10,885,942, $(38,049,527), $(40,043,903),
  $240,707, $0, $(159,757) and $27,290,
  respectively.)....................................  $1,952,423,378    $1,557,964,201
                                                      --------------    --------------
                                                      --------------    --------------

---------

See Notes to Financial Statements.

----------------------------------------------------------------------------------------------------------------
            First Eagle SoGen                       First Eagle                        First Eagle SoGen
              Overseas Fund                       U.S. Value Fund                          Gold Fund
-------------------------------------   ------------------------------------   ---------------------------------
     For the Six                         For the Six                            For the Six
    Months ended                         Months ended        Period From        Months ended
    April 30, 2002      Year Ended      April 30, 2002    September 4, 2001    April 30, 2002       Year Ended
     (Unaudited)     October 31, 2001    (Unaudited)     to October 31, 2001    (Unaudited)      October 31, 2001
----------------------------------------------------------------------------------------------------------------

     $  1,994,376     $   4,040,102      $   240,707         $    (1,697)       $   (30,738)      $    38,450
        4,873,631        15,462,655        1,253,199              22,199            (42,415)       (2,130,156)
      108,093,378       (13,760,350)       4,833,899             516,023         10,988,245         5,943,390
     ------------     -------------      -----------         -----------        -----------       -----------
      114,961,385         5,742,407        6,327,805             536,525         10,915,092         3,851,684
     ------------     -------------      -----------         -----------        -----------       -----------
         --             (21,778,190)         --                --                  (156,310)         (444,560)
         --             (75,298,528)         --                --                   --               --
     ------------     -------------      -----------         -----------        -----------       -----------
         --             (97,076,718)         --                --                  (156,310)         (444,560)
     ------------     -------------      -----------         -----------        -----------       -----------
      230,235,743       160,805,713       20,912,897          25,697,089         18,366,589         3,836,032
         --              92,813,118          --                --                   148,324           425,126
      (68,797,536)     (105,307,230)      (1,116,600)            (12,979)        (4,702,959)       (4,002,710)
     ------------     -------------      -----------         -----------        -----------       -----------
      161,438,207       148,311,601       19,796,297          25,684,110         13,811,954           258,448
     ------------     -------------      -----------         -----------        -----------       -----------
      276,399,592        56,977,290       26,124,102          26,220,635         24,570,736         3,665,572
      476,210,765       419,233,475       26,220,635           --                13,413,983         9,748,411
     ------------     -------------      -----------         -----------        -----------       -----------
     $752,610,357     $ 476,210,765      $52,344,737         $26,220,635        $37,984,719       $13,413,983
     ------------     -------------      -----------         -----------        -----------       -----------
     ------------     -------------      -----------         -----------        -----------       -----------

                         FIRST EAGLE SOGEN FUNDS, INC.
                         NOTES TO FINANCIAL STATEMENTS

Note 1 -- Significant Accounting Policies

First Eagle SoGen Funds, Inc. (the 'Company'), is an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Company consists of four separate portfolios, First Eagle SoGen Global Fund, First Eagle SoGen Overseas Fund, First Eagle U.S. Value Fund and First Eagle SoGen Gold Fund (each individually a 'Fund' or collectively the 'Funds'). Effective May 23, 2000, the Funds' fiscal year end changed from March 31 to October 31 of each year.

The following is a summary of significant accounting policies adhered to by the
Funds:

(a) Security valuation -- For the Funds, portfolio securities are valued based on market quotations where available. Short-term investments maturing in sixty days or less are valued at cost plus interest earned, which approximates value. Securities for which current market quotations are not readily available and any restricted securities are valued at fair value as determined in good faith by the Board of Directors.

(b) Deferred offering costs -- Offering costs incurred in connection with the organization of the First Eagle U.S. Value Fund are being amortized on a straight-line basis over a twelve-month period from the date the Fund commenced investment operations.

(c) Security transactions and income -- Security transactions are accounted for on a trade date basis. The specific identification method is used in determining realized gains and losses from security transactions. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis. In computing investment income, each Fund amortizes discounts on debt obligations; however, premiums are not amortized.

(d) Expenses -- Expenses arising in connection with a Fund are charged directly to that Fund. Expenses common to all Funds are allocated to each Fund in proportion to its relative net assets. Earnings credits reduce custodian fees and shareholder servicing agent fees by the amount of interest earned on balances with such service providers.

                         FIRST EAGLE SOGEN FUNDS, INC.
                  NOTES TO FINANCIAL STATEMENTS -- (Continued)

(e) Foreign currency translation -- The market values of securities which are not traded in U.S. currency are recorded in the financial statements after translation to U.S. dollars based on the applicable exchange rates at the end of the period. The costs of such securities are translated at exchange rates prevailing when acquired. Related dividends, interest and withholding taxes are accrued at the rates of exchange prevailing on the respective dates of such transactions.

The net assets of each of the Funds are presented at the foreign exchange rates and market values at the close of the period. The Funds do not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the equity securities. However, for federal income tax purposes each Fund does isolate the effect of changes in foreign exchange rates from the changes in market prices for realized gains and losses on debt obligations.

(f) Forward currency contracts -- In connection with portfolio purchases and sales of securities denominated in foreign currencies, the Funds may enter into forward currency contracts. Additionally, each Fund may enter into such contracts to hedge certain other foreign currency denominated investments. These contracts are valued at current market, and the related realized and unrealized foreign exchange gains and losses are included in the statement of operations. In the event that counterparties fail to settle these currency contracts or the related foreign security trades, a Fund could be exposed to foreign currency fluctuations.

(g) United States income taxes -- No provision has been made for U.S. federal income taxes since it is the intention of each Fund to distribute to shareholders all taxable net investment income and net realized gains on investments, if any, within the allowable time limit, and to comply with the provisions of the Internal Revenue Code for a regulated investment company. The Funds declare and pay such income, dividends and capital gains distributions at least on an annual basis.

(h) Use of estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires

                         FIRST EAGLE SOGEN FUNDS, INC.
                  NOTES TO FINANCIAL STATEMENTS -- (Continued)

management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Note 2 -- Investment Advisory Agreements and Transactions with Related Persons

Arnhold and S. Bleichroeder Advisers, Inc. (the 'Adviser'), a wholly owned subsidiary of Arnhold and S. Bleichroeder Holdings, Inc. ('ASB Holdings'), manages the Funds. For its services, the Adviser receives, pursuant to an Investment Advisory Agreement between the Funds and the Adviser (the 'Advisory Agreement') an annual advisory fee of each Fund's daily net assets, payable monthly, as follows: First Eagle SoGen Global Fund at an annual rate of 1% of the first $25,000,000 and 0.75% in excess of $25,000,000, First Eagle SoGen Overseas Fund at 0.75%, First Eagle U.S. Value Fund at 0.75% and First Eagle SoGen Gold Fund at 0.75%.

If necessary, the Adviser will reimburse the First Eagle U.S. Value Fund, through December 31, 2002, to the extent that the aggregate annual expenses exceed 1.50% for Class A, 1.25% for Class I and 2.25% for Class C of daily net assets. For the six months ended April 30, 2002, the Adviser has agreed to pay the Fund $102,975 so that each class of the Fund could maintain the above expense ratios. Expense reimbursements are accrued daily and paid yearly.

For the six months ended April 30, 2002, Arnhold and S. Bleichroeder, Inc. ('ASB'), the principal underwriter and a wholly owned subsidiary of ASB Holdings, realized $117,245, $56,529, $9,289 and $35,647 after reallowance to others, pertaining to the sale of shares of First Eagle SoGen Global Fund, First Eagle SoGen Overseas Fund, First Eagle U.S. Value Fund and First Eagle SoGen Gold Fund, respectively. For the six months ended April 30, 2002, broker-dealer affiliates of the Adviser received $78,033, $11,970, $7,310 and $600 in broker's commissions for portfolio transactions executed on behalf of First Eagle SoGen Global Fund, First Eagle

                         FIRST EAGLE SOGEN FUNDS, INC.
                  NOTES TO FINANCIAL STATEMENTS -- (Continued)

SoGen Overseas Fund, First Eagle U.S. Value Fund and First Eagle SoGen Gold Fund, respectively.

Note 3 -- Plans of Distribution

Under the terms of the Distribution Plans and Agreements ('the Plans') with ASB, pursuant to the provisions of Rule 12b-1 under the Investment Company Act of 1940, the Funds pay ASB quarterly, a distribution fee with respect to Class A and Class C shares at an annual rate of up to 0.25% and 1%, respectively of average daily net assets. Under the Plan, ASB is obligated to use the amounts received under the Plans for payments to qualifying dealers for their assistance in the distribution of a Fund's shares and the provision of shareholder services and for other expenses such as advertising costs and the payment for the printing and distribution of prospectuses to prospective investors.

ASB bears distribution costs of a Fund to the extent they exceed payments received under the Plan. For the six months ended April 30, 2002 the distribution fees paid or payable by First Eagle SoGen Global Fund, First Eagle SoGen Overseas Fund, First Eagle U.S. Value Fund and First Eagle SoGen Gold Fund were $2,175,658, $663,467, $41,396 and $24,975, respectively.

Note 4 -- Purchases and Sales of Securities

During the six months ended April 30, 2002 the aggregate cost of purchases of investments, excluding short-term securities, totaled $270,511,693, $192,575,176, $22,238,216 and $14,162,455 for First Eagle SoGen Global Fund,
First Eagle SoGen Overseas Fund, First Eagle U.S. Value Fund and First Eagle SoGen Gold Fund, respectively, and proceeds from sales of investments, excluding short-term securities, totaled $176,345,403, $62,320,232, $6,074,741 and
$556,798 for First Eagle SoGen Global Fund, First Eagle SoGen Overseas Fund, First Eagle U.S. Value Fund and First Eagle SoGen Gold Fund, respectively.

                         FIRST EAGLE SOGEN FUNDS, INC.
                  NOTES TO FINANCIAL STATEMENTS -- (Continued)

Note 5 -- Capital Stock
Transactions in shares of capital stock were as follows:

                                                          Six months ended April 30, 2002
                       -----------------------------------------------------------------------------------------------------
                               First Eagle SoGen                    First Eagle SoGen                    First Eagle
                                  Global Fund                         Overseas Fund                    U.S. Value Fund
                       ----------------------------------   ----------------------------------   ---------------------------
                        Class A     Class I     Class C      Class A     Class I     Class C     Class A   Class I   Class C
----------------------------------------------------------------------------------------------------------------------------
Shares sold..........   4,786,875   1,106,351   1,331,396   12,783,592   4,525,469   1,326,942   848,137   498,914   478,288
Shares issued for
 reinvested dividends
 and distributions...   1,920,678      54,074      13,326       --          --          --         --        --        --
Shares redeemed......  (3,369,643)   (207,099)    (27,703)  (5,094,245)   (521,677)    (60,970)  (87,979)     (119)  (8,033)
                       ----------   ---------   ---------   ----------   ---------   ---------   -------   -------   -------
Net (decrease)
 increase............   3,337,910     953,326   1,317,019    7,689,347   4,003,792   1,265,972   760,158   498,795  470,255
----------------------------------------------------------------------------------------------------------------------------

                         First
                         Eagle
                         SoGen
                       Gold Fund
--------------------------------
Shares sold..........  2,133,903
Shares issued for
 reinvested dividends
 and distributions...     24,928
Shares redeemed......   (595,368)
                       ---------
Net (decrease)
 increase............  1,563,463
--------------------------------

                                                                 Year Ended October 31, 2001
                                       -------------------------------------------------------------------------------
                                              First Eagle SoGen                  First Eagle SoGen            First
                                                 Global Fund                       Overseas Fund              Eagle
                                       --------------------------------   --------------------------------    SoGen
                                        Class A      Class I    Class C    Class A     Class I     Class C   Gold Fund
----------------------------------------------------------------------------------------------------------------------
Shares sold..........................    5,561,193    885,994   461,908    9,717,291   3,374,528   547,071    654,002
Shares issued for reinvested
 dividends and distributions.........   12,531,352    203,177     7,467    7,635,308     605,304    10,514     90,646
Shares redeemed......................  (15,374,047)  (112,696)   (6,271)  (8,118,990)   (563,336)  (11,346)  (764,420)
                                       -----------   --------   -------   ----------   ---------   -------   --------
Net increase (decrease)..............    2,718,498    976,475   463,104    9,233,609   3,416,496   546,239    (19,772)
----------------------------------------------------------------------------------------------------------------------


                                                              Period from September 4, 2001
                                                                   To October 31, 2001
                                                              -----------------------------
                                                               First Eagle U.S. Value Fund
                                                              -----------------------------
                                                              Class A   Class I     Class C
--------------------------------------------------------------------------------------------
Shares sold.................................................  724,812   1,622,398   236,069
Shares redeemed.............................................       (1)     --        (1,388)
                                                              -------   ---------   -------
Net increase................................................  724,811   1,622,398   234,681
--------------------------------------------------------------------------------------------

Note 6 -- Commitments

As of April 30, 2002, First Eagle SoGen Global Fund, First Eagle SoGen Overseas Fund and First Eagle SoGen Gold Fund had entered into forward currency contracts, as summarized on the following pages, resulting in net unrealized depreciation of $1,807,587, $1,624,144 and $1,091, respectively.

                       [THIS PAGE IS INTENTIONALLY BLANK]

                         FIRST EAGLE SOGEN FUNDS, INC.
                  NOTES TO FINANCIAL STATEMENTS -- (Continued)

FIRST EAGLE SOGEN GLOBAL FUND

TRANSACTION HEDGES:
Foreign Currency Purchases

--------------------------------------------------------------------------------------
Settlement
  Dates               Foreign Currency            U.S. $ Value at         U.S. $ To Be
 Through               To Be Received              April 30, 2002        Delivered
--------------------------------------------------------------------------------------
  5/02/02           505,271   Canadian Dollar      $    322,311     $    322,630
  5/02/02        48,637,064   Japanese Yen              378,204          379,695
  5/02/02           351,246   Swiss Franc               216,858          216,431
  5/06/02         1,101,070   Euro                      991,734          994,326
                                                   ------------     ------------
                                                      1,909,107        1,913,082
                                                   ------------     ------------


Foreign Currency Sales
---------------------------------------------------------------------------------
Settlement
  Dates               Foreign Currency            U.S. $ To Be     U.S. $ Value at
 Through               To Be Delivered              Received       April 30, 2002
---------------------------------------------------------------------------------
  5/02/02           345,158   Pound Sterling            503,142          503,172
  5/03/02           266,553   Euro                      240,924          240,085
                                                   ------------     ------------
                                                        744,066          743,257
                                                   ------------     ------------


PORTFOLIO HEDGES:
Foreign Currency Sales
---------------------------------------------------------------------------------
Settlement
  Dates               Foreign Currency            U.S. $ To Be     U.S. $ Value at
 Through               To Be Delivered              Received       April 30, 2002
---------------------------------------------------------------------------------
  8/14/02    15,858,366,000   Japanese Yen          123,810,003      123,796,741
  8/14/02       223,317,000   Japanese Yen            1,743,730        1,743,932
  8/21/02        66,664,000   Euro                   59,050,149       59,944,775
  8/21/02           722,000   Euro                      630,887          647,532
  9/18/02    32,003,760,000   South Korean Won       23,854,920       24,761,130
                                                   ------------     ------------
                                                    209,089,689      210,894,110
                                                   ------------     ------------
                                                   $211,742,862     $213,550,449
                                                   ------------     ------------
                                                   ------------     ------------

-------------------------------------
  Unrealized            Unrealized
Appreciation at      Depreciation at
April 30, 2002        April 30, 2002
-------------------------------------
     --                $      (319)
     --                     (1,491)
 $       427              --
     --                     (2,592)
 -----------           -----------
         427                (4,402)
 -----------           -----------

-------------------------------------
  Unrealized           Unrealized
Appreciation at      Depreciation at
April 30, 2002       April 30, 2002
-------------------------------------
     --                        (30)
         839              --
 -----------           -----------
         839                   (30)
 -----------           -----------

-------------------------------------
   Unrealized          Unrealized
Appreciation at      Depreciation at
April 30, 2002       April 30, 2002
-------------------------------------
      13,262              --
     --                       (202)
     --                   (894,626)
     --                    (16,645)
     --                   (906,210)
 -----------           -----------
      13,262            (1,817,683)
 -----------           -----------
 $    14,528           $(1,822,115)
 -----------           -----------
 -----------           -----------

                         FIRST EAGLE SOGEN FUNDS, INC.
                  NOTES TO FINANCIAL STATEMENTS -- (Continued)

FIRST EAGLE SOGEN OVERSEAS FUND

TRANSACTION HEDGES:

Foreign Currency Purchases

----------------------------------------------------------------------------------
Settlement
  Dates               Foreign Currency           U.S. $ Value at     U.S. $ To Be
 Through               To Be Received             April 30, 2002      Delivered
----------------------------------------------------------------------------------
  5/02/02           356,775   Australian Dollar    $    192,052     $    192,760
  5/02/02           674,576   Canadian Dollar           430,311          431,059
  5/02/02        31,775,402   Japanese Yen              247,087          247,993
  5/02/02           702,491   Swiss Franc               433,717          432,862
  5/03/02           868,548   Euro                      782,302          784,063
  5/03/02            76,562   Singapore Dollar           42,212           42,398
                                                   ------------     ------------
                                                      2,127,681        2,131,135
                                                   ------------     ------------

Foreign Currency Sales
----------------------------------------------------------------------------------
Settlement
  Dates               Foreign Currency            U.S. $ To Be    U.S. $ Value at
 Through               To Be Delivered              Received       April 30, 2002
----------------------------------------------------------------------------------
  5/02/02           179,390   Pound Sterling            261,497          261,515
  5/03/02            54,208   Euro                       48,996           48,825
                                                   ------------     ------------
                                                        310,493          310,340
                                                   ------------     ------------

PORTFOLIO HEDGES:

Foreign Currency Sales
----------------------------------------------------------------------------------
Settlement
  Dates               Foreign Currency            U.S. $ To Be    U.S. $ Value at
 Through               To Be Delivered              Received       April 30, 2002
----------------------------------------------------------------------------------
  8/14/02    11,507,933,000   Japanese Yen           89,455,027       89,867,945
  8/14/02       282,698,000   Japanese Yen            2,221,690        2,206,459
  8/21/02        34,354,000   Euro                   30,311,691       30,869,877
  8/21/02           947,000   Euro                      827,403          849,868
  9/18/02    25,174,140,000   South Korean Won       18,834,586       19,477,091
                                                   ------------     ------------
                                                    141,650,397      143,271,240
                                                   ------------     ------------
                                                    144,088,571      145,712,715
                                                   ------------     ------------


FIRST EAGLE SOGEN GOLD FUND

TRANSACTION HEDGES:

Foreign Currency Purchases
----------------------------------------------------------------------------------
Settlement
  Dates               Foreign Currency           U.S. $ Value at     U.S. $ To Be
 Through               To Be Received             April 30, 2002       Delivered
----------------------------------------------------------------------------------
  5/02/02           407,200   Canadian Dollar           259,752          260,758
  5/02/02            70,350   Australian Dollar          37,869           37,954
                                                   ------------     ------------
                                                   $    297,621     $    298,712
                                                   ------------     ------------
                                                   ------------     ------------

--------------------------------------
 Unrealized            Unrealized
Appreciation at       Depreciation at
April 30, 2002        April 30, 2002
--------------------------------------
     --                 $      (708)
     --                        (748)
     --                        (906)
  $      855                     --
     --                      (1,761)
     --                        (186)
  ----------            -----------
         855                 (4,309)
  ----------            -----------

--------------------------------------
 Unrealized            Unrealized
Appreciation at       Depreciation at
April 30, 2002        April 30, 2002
--------------------------------------
     --                         (18)
         171               --
  ----------            -----------
         171                    (18)
  ----------            -----------

--------------------------------------
 Unrealized            Unrealized
Appreciation at       Depreciation at
April 30, 2002        April 30, 2002
--------------------------------------
     --                    (412,918)
      15,231               --
     --                    (558,186)
     --                     (22,465)
     --                    (642,505)
  ----------            -----------
      15,231             (1,636,074)
  ----------            -----------
      16,257             (1,640,401)
  ----------            -----------

--------------------------------------
 Unrealized            Unrealized
Appreciation at       Depreciation at
April 30, 2002        April 30, 2002
--------------------------------------
     --                      (1,006)
     --                         (85)
  ----------            -----------
     --                 $    (1,091)
  ----------            -----------
                        -----------

                         FIRST EAGLE SOGEN FUNDS, INC.
                              FINANCIAL HIGHLIGHTS

------------------------------------------------------------------------------------------
                                                   Six Months Ended April 30, 2002
                                                             (Unaudited)
                                             ---------------------------------------------
                                             Class A           Class I            Class C
------------------------------------------------------------------------------------------
First Eagle SoGen Global Fund
SELECTED PER SHARE DATA
Net asset value, beginning of period.......  $22.87            $22.89             $22.68
                                             ------            ------             ------
Income from investment operations:
 Net investment income.....................    0.25              0.28               0.16
 Net realized and unrealized gains on
   investments.............................    4.09              4.08               4.07
                                             ------            ------             ------
 Total from investment operations..........    4.34              4.36               4.23
                                             ------            ------             ------
Less distributions:
 Dividends from net investment income......   (0.63)            (0.69)             (0.45)
 Distributions from capital gains..........   (0.09)            (0.09)             (0.09)
                                             ------            ------             ------
 Total distributions.......................   (0.72)            (0.78)             (0.54)
                                             ------            ------             ------
   Net asset value, end of period..........  $26.49            $26.47             $26.37
                                             ------            ------             ------
                                             ------            ------             ------
Total Return'DD'...........................    19.5%#            19.6%#             19.0%#
Ratios and Supplemental Data
Net assets, end of year (millions).........  $1,839            $   65             $   48
Ratio of operating expenses to average net
 assets....................................     1.3%*'D'          1.1%*'D'           2.1%*'D'
Ratio of net investment income to average
 net assets................................     2.1%*'D'          2.3%*'D'           1.3%*'D'
Portfolio turnover rate....................    11.1%             11.1%              11.1%

------------------------------------------------------------------------------------------------
                                                               Period from April 1, 2000 to
                                                                     October 31, 2000
                                           -----------------------------------------------------
                                           Class A           Class I             Class C'D'D'D'
------------------------------------------------------------------------------------------------
First Eagle SoGen Global Fund
SELECTED PER SHARE DATA
Net asset value, beginning of period.....  $25.05            $25.07               $24.97
                                           ------            ------               ------
Income from investment operations:
 Net investment income...................    0.41              0.45                 0.11
 Net realized and unrealized gains
   (losses) on investments...............    0.01              0.01                 0.36
                                           ------            ------               ------
 Total from investment operations........    0.42              0.46                 0.47
                                           ------            ------               ------
Less distributions:
 Dividends from net investment income....    --                --                   --
 Distributions from capital gains........    --                --                   --
                                           ------            ------               ------
 Total distributions.....................    --                --                   --
                                           ------            ------               ------
   Net asset value, end of period........  $25.47            $25.53               $25.44
                                           ------            ------               ------
                                           ------            ------               ------
Total Return'DD'.........................     1.7%#             1.8%#               1.9%#
Ratios and Supplemental Data
Net assets, end of year (millions).......  $1,614            $   14              $    1
Ratio of operating expenses to average
 net assets..............................     1.4%*'D'          1.1%*'D'            1.9%*'D'
Ratio of net investment income to average
 net assets..............................     2.8%*'D'          3.0%*'D'            1.1%*'D'
Portfolio turnover rate..................    11.9%             11.9%               11.9%


     ---------------------------------------
          Year Ended October 31, 2001
     ---------------------------------------
     Class A     Class I           Class C
     ---------------------------------------
     $25.47      $25.53             $25.44
     ------      ------             ------
       0.53        0.58               0.26
       1.45        1.44               1.53
     ------      ------             ------
       1.98        2.02               1.79
     ------      ------             ------
      (1.39)      (1.47)             (1.36)
      (3.19)      (3.19)             (3.19)
     ------      ------             ------
      (4.58)      (4.66)             (4.55)
     ------      ------             ------
     $22.87      $22.89             $22.68
     ------      ------             ------
     ------      ------             ------
        9.0%        9.2%               8.1%
     $1,512      $   35             $   11

        1.4%'D'     1.1%'D'            2.1%'D'

        2.2%'D'     2.5%'D'            1.1%'D'
       29.0%       29.0%              29.0%

     ----------------------------------------------------------------------------------
                                 Year Ended March 31,
     ----------------------------------------------------------------------------------
            2000                         1999                       1998        1997
     ------------------      -----------------------------         ------      ------
     Class A     Class I     Class A          Class I'D'D'
     ----------------------------------------------------------------------------------
     $22.90      $22.90      $27.42             $24.59              $26.68      $26.09
     ------      ------      ------             ------              ------      ------
       0.66        0.71        0.63               0.30                1.47        0.76

       4.29        4.31       (2.73)             (1.47)               2.10        1.66
     ------      ------      ------             ------              ------      ------
       4.95        5.02      (2.10)             (1.17)                3.57        2.42
     ------      ------      ------             ------              ------      ------

      (1.07)      (1.12)      (0.83)               --                (1.36)      (1.09)
      (1.73)      (1.73)      (1.59)             (0.52)              (1.47)      (0.74)
     ------      ------      ------             ------              ------      ------
      (2.80)      (2.85)      (2.42)             (0.52)              (2.83)      (1.83)
     ------      ------      ------             ------              ------      ------
     $25.05      $25.07      $22.90             $22.90              $27.42      $26.68
     ------      ------      ------             ------              ------      ------
     ------      ------      ------             ------              ------      ------
       22.2%       22.5%       (8.0%)             (4.7%)#             14.4%        9.5%
     $1,790      $   16      $2,063             $   12              $4,035      $3,908

        1.3%        1.1%        1.2%               1.0%*               1.2%        1.2%

        2.7%        2.9%        2.8%               3.0%*               2.8%        3.1%
       15.6%       15.6%        9.9%               9.9%               20.6%       12.9%

                         FIRST EAGLE SOGEN FUNDS, INC.
                      FINANCIAL HIGHLIGHTS -- (continued)

------------------------------------------------------------------------------------------
                                                  Six Months Ended April 30, 2002
                                                            (Unaudited)
                                            ----------------------------------------------
                                            Class A            Class I            Class C
------------------------------------------------------------------------------------------
First Eagle SoGen Overseas Fund
SELECTED PER SHARE DATA
Net asset value, beginning of period......  $11.21             $11.21             $11.15
                                            ------             ------             ------
Income from investment operations:
 Net investment income (loss).............    0.04               0.06               0.01
 Net realized and unrealized gains on
   investments............................    2.33               2.32               2.30
                                            ------             ------             ------
 Total from investment operations.........    2.37               2.38               2.31
                                            ------             ------             ------
Less distributions:
 Dividends from net investment income.....    --                 --                 --
 Distributions from capital gains.........    --                 --                 --
                                            ------             ------             ------
 Total distributions......................    --                 --                 --
                                            ------             ------             ------
   Net asset value, end of period.........  $13.58             $13.59             $13.46
                                            ------             ------             ------
                                            ------             ------             ------
Total Return'DD'..........................    21.1%#             21.2%#             20.7%#
Ratios and Supplemental Data
Net assets, end of year (millions)........  $  600             $  128             $   25
Ratio of operating expenses to average
 net assets...............................     1.4%*'D'           1.2%*'D'           2.2%*'D'
Ratio of net investment income to
 average net assets.......................     0.6%*'D'           1.0%*'D'           0.1%*'D'
Portfolio turnover rate...................    11.4%              11.4%              11.4%

-----------------------------------------------------------------------------------------------------
                                                               Period from April 1, 2000 to
                                                                     October 31, 2000
                                            ---------------------------------------------------------
                                            Class A           Class I         Class C'D'D'D'
-----------------------------------------------------------------------------------------------------
First Eagle SoGen Overseas Fund
SELECTED PER SHARE DATA
Net asset value, beginning of period......  $14.41            $14.43               $14.14
                                            ------            ------               ------
Income from investment operations:
 Net investment income....................    0.19              0.21                 --
 Net realized and unrealized (losses)
   gains on investments...................   (0.29)            (0.30)                0.17
                                            ------            ------               ------
 Total from investment operations.........   (0.10)            (0.09)                0.17
                                            ------            ------               ------
Less distributions:
 Dividends from net investment income.....    --                --                   --
 Distributions from capital gains.........    --                --                   --
                                            ------            ------               ------
 Total distributions......................    --                --                   --
                                            ------            ------               ------
   Net asset value, end of period.........  $14.31            $14.34               $14.31
                                            ------            ------               ------
                                            ------            ------               ------
Total Return'DD'..........................    (0.7%)#           (0.6%)#               1.2%#
Ratios and Supplemental Data
Net assets, end of year (millions)........  $  390            $   28               $    1
Ratio of operating expenses to average
 net assets...............................     1.4%*'D'          1.2%*'D'             2.0%*'D'
Ratio of net investment income to
 average net assets.......................     2.2%*'D'          2.5%*'D'            (0.1%)*'D'
Portfolio turnover rate...................    17.3%             17.3%                17.3%

     -----------------------------------------
           Year Ended October 31, 2001
     -----------------------------------------
     Class A         Class I          Class C
     -----------------------------------------
     $14.31          $14.34            $14.31
     ------          ------            ------
       0.11            0.13             (0.01)
       0.19            0.19              0.21
     ------          ------            ------
       0.30            0.32              0.20
     ------          ------            ------
      (0.76)          (0.81)            (0.72)
      (2.64)          (2.64)            (2.64)
     ------          ------            ------
      (3.40)          (3.45)             (3.36)
     ------          ------             ------
     $11.21          $11.21             $11.15
     ------          ------             ------
     ------          ------             ------
        2.0%            2.2%               1.2%
     $  409          $   61             $    6
        1.5%'D'         1.3%'D'            2.3%'D'
        0.9%'D'         1.1%'D'           (0.1%)'D'
       17.3%           17.3%              17.3%


                             Year Ended March 31,
     --------------------------------------------------------------------
          2000                       1999                  1998     1997
     ---------------   ----------------------------        -----    -----
     Class A  Class I  Class A       Class I'D'D'
     --------------------------------------------------------------------
     $11.36   $11.37   $13.52           $12.31            $13.84   $13.26
     ------   ------   ------           ------            ------   ------
       0.28     0.31     0.15             0.41              0.88     0.61
       3.59     3.59    (0.97)           (1.10)             0.31     0.95
     ------   ------   ------           ------            ------   ------
       3.87     3.90    (0.82)           (0.69)             1.19     1.56
     ------   ------   ------           ------            ------   ------
      (0.18)   (0.20)   (0.57)            --               (0.83)   (0.60)
      (0.64)   (0.64)   (0.77)           (0.25)            (0.68)   (0.38)
     ------   ------   ------           ------            ------   ------
      (0.82)   (0.84)   (1.34)           (0.25)            (1.51)   (0.98)
     ------   ------   ------           ------            ------   ------
     $14.41   $14.43   $11.36           $11.37            $13.52   $13.84
     ------   ------   ------           ------            ------   ------
     ------   ------   ------           ------            ------   ------
       34.5%    34.8%    (6.5%)           (5.5%)#           10.0%    12.2%
     $  450   $   27   $  453           $    3            $1,007   $  953
        1.3%     1.2%     1.3%             1.0%*             1.2%     1.3%
        2.1%     2.1%     2.2%             2.0%*             2.2%     2.3%
       26.6%    26.6%     9.3%             9.3%             22.1%    15.2%

                         FIRST EAGLE SOGEN FUNDS, INC.
                      FINANCIAL HIGHLIGHTS -- (continued)

--------------------------------------------------------------------------------------------
                                                       Six Months Ended April 30, 2002
                                                                 (Unaudited)
                                                 -------------------------------------------
                                                 Class A           Class I           Class C
--------------------------------------------------------------------------------------------
First Eagle U.S. Value Fund
SELECTED PER SHARE DATA
Net asset value, beginning of period...........  $10.16            $10.16             $10.14
                                                 ------            ------             ------
Income from investment operations:
 Net investment income (loss)..................    0.07              0.08               0.03
 Net realized and unrealized gains on
   investments.................................    1.91              1.92               1.92
                                                 ------            ------             ------
Total from investment operations...............    1.98              2.00               1.95
                                                 ------            ------             ------
Less distributions:
 Dividends from net investment income..........    --                --                 --
 Distributions from capital gains..............    --                --                 --
                                                 ------            ------             ------
 Total distributions...........................    --                --                 --
                                                 ------            ------             ------
 Net asset value, end of period................  $12.14            $12.16             $12.09
                                                 ------            ------             ------
                                                 ------            ------             ------
Total Return'DD'...............................    19.5%#            19.7%#             19.2%#
Ratios and Supplemental Data
Net assets, end of year (millions).............  $   18            $   26             $    8
Ratio of operating expenses to average net
 assets........................................     1.5%*'D'          1.3%*'D'           2.3%*'D'
Ratio of net investment income to average net
 assets........................................     1.2%*'D'          1.5%*'D'           0.5%*'D'
Portfolio turnover rate........................    19.4%             19.4%              19.4%

-----------------------------------------------------------------------------------------
                                     Six Months Ended                     Period from
                                       April 30,          Year Ended    April 1, 2000 to
                                          2002            October 31,     October 31,
                                       (Unaudited)          2001             2000
-----------------------------------------------------------------------------------------
First Eagle SoGen Gold Fund
SELECTED PER SHARE DATA
Net asset value, beginning of
 period..............................       $ 6.17          $ 4.44           $ 5.17
Income from investment operations:
 Net investment (loss) income........        (0.01)           0.02             0.09
 Net realized and unrealized gains
   (losses) on investments...........         4.07            1.92            (0.82)
                                            ------          ------           ------
 Total from investment operations....         4.06            1.94            (0.73)
                                            ------          ------           ------
Less distributions:
 Dividends from net investment
   income............................        (0.07)          (0.21)            --
 Distributions from capital gains....         --              --               --
                                            ------          ------           ------
 Total distributions.................        (0.07)          (0.21)            --
                                            ------          ------           ------
   Net asset value, end of period....       $10.16          $ 6.17           $ 4.44
                                            ------          ------           ------
                                            ------          ------           ------
Total Return'DD'.....................         66.6%#          45.2%           (14.1%)#
Ratios and Supplemental Data
Net assets, end of year (millions)...       $   38          $   13           $   10
Ratio of operating expenses to
 average net assets..................          2.0%*'D'        2.7%             2.6%*'D'
Ratio of net investment income to
 average net assets..................         (0.3%)*'D'       0.4%             2.9%*'D'
Portfolio turnover rate..............          2.8%           29.2%            11.7%

--------------------------------------------------------
             Period from September 4, 2001 to
                     October 31, 2001
--------------------------------------------------------
    Class A               Class I               Class C
--------------------------------------------------------
    $10.00                $10.00                $10.00
    ------                ------                ------
      --                    --                   (0.02)
      0.16                  0.16                  0.16
    ------                ------                ------
      0.16                  0.16                  0.14
    ------                ------                ------
      --                    --                    --
      --                    --                    --
    ------                ------                ------
      --                    --                    --
    ------                ------                ------
    $10.16                $10.16                $10.14
    ------                ------                ------
    ------                ------                ------
       1.6%#                 1.6%#                 1.4%#
    $    7                $   17                $    2
       1.5%*'D'              1.3%*'D'              2.3%*'D'
      (0.2%)*'D'             0.1%*'D'             (1.0%)*'D'
       2.6%                  2.6%                  2.6%

-------------------------------------------------------
                   Year Ended March 31,
-------------------------------------------------------
     2000           1999           1998           1997
-------------------------------------------------------
    $ 5.44         $ 7.31         $10.60         $12.25

      0.15           0.16           0.13           0.26
     (0.27)         (1.82)         (3.03)         (1.75)
    ------         ------         ------         ------
     (0.12)         (1.66)         (2.90)         (1.49)
    ------         ------         ------         ------
     (0.15)         (0.21)         (0.39)         (0.14)
      --             --             --            (0.02)
    ------         ------         ------         ------
     (0.15)         (0.21)         (0.39)         (0.16)
    ------         ------         ------         ------
    $ 5.17         $ 5.44         $ 7.31         $10.60
    ------         ------         ------         ------
    ------         ------         ------         ------
      (2.5%)        (22.8%)        (27.2%)        (12.2%)
    $   13         $   18         $   31         $   53
       2.2%           1.6%           1.6%           1.5%
       2.3%           2.0%           1.5%           1.2%
      15.7%          37.7%          11.2%          16.8%

                         FIRST EAGLE SOGEN FUNDS, INC.
                      FINANCIAL HIGHLIGHTS -- (continued)

'D' The ratio of operating expenses to average net assets without the effect of earnings credits and in the case of the First Eagle U.S. Value Fund, without the effect of expense reimbursements are as follows:

----------------------------------------------------------------------------------------------------
                                               Six Months Ended
                                               April 30, 2002                    Year Ended
                                                 (Unaudited)                 October 31, 2001
                                        ------------------------------   ---------------------------
                                        Class A*   Class I*   Class C*   Class A   Class I   Class C
----------------------------------------------------------------------------------------------------
First Eagle SoGen Global Fund.........    1.3%       1.1%       2.1%       1.4%      1.1%      2.1%
First Eagle SoGen Overseas Fund.......    1.4%       1.2%       2.2%       1.5%      1.3%      2.3%
First Eagle SoGen Gold Fund...........    2.0%      N/A        N/A         2.7%     N/A       N/A

----------------------------------------------------------------------------------------------------
                                               Six Months Ended                  Period from
                                               April 30, 2002                 September 4, 2001
                                                 (Unaudited)                 to October 31, 2001
                                        ------------------------------   ---------------------------
                                        Class A*   Class I*   Class C*   Class A*  Class I*  Class C*
----------------------------------------------------------------------------------------------------
First Eagle U.S. Value Fund...........    2.0%       1.8%       2.7%       3.3%      3.2%      4.1%

The ratio of net investment income to average net assets without the effect of earnings credits and in the case of the First Eagle U.S. Value Fund, without the effect of expense reimbursements are as follows:

-----------------------------------------------------------------------------------------------------
                                               Six Months Ended
                                               April 30, 2002                    Year Ended
                                                 (Unaudited)                 October 31, 2001
                                        ------------------------------   ----------------------------
                                        Class A*   Class I*   Class C*   Class A   Class I   Class C
-----------------------------------------------------------------------------------------------------
First Eagle SoGen Global Fund.........    2.1%       2.3%       1.3%       2.2%      2.5%      1.1%
First Eagle SoGen Overseas Fund.......    0.6%       1.0%       0.1%       0.9%      1.1%     (0.1%)
First Eagle SoGen Gold Fund...........   (0.3%)     N/A        N/A         0.4%     N/A       N/A

-----------------------------------------------------------------------------------------------------
                                             Six Months Ended                   Period from
                                             April 30, 2002                  September 4, 2001
                                               (Unaudited)                  to October 31, 2001
                                      ------------------------------   ------------------------------
                                      Class A*   Class I*   Class C*   Class A*   Class I*   Class C*
-----------------------------------------------------------------------------------------------------
First Eagle U.S. Value Fund.........    1.7%       2.0%       1.0%       1.6%       2.0%       0.8%

---------

'D'D'   July 31, 1998 inception date for Class I shares.

'D'D'D' June 5, 2000 inception date for Class C shares.

 *      Annualized.

 #      Not annualized.

 'DD'   Does not give effect to the deduction of the sales load.

-------------------------------------------------------------------------------------------------------------
            Period from April 1, 2000 to
                  October 31, 2000                                  Year Ended March 31,
--------------------------------------------   --------------------------------------------------------------
                       2000                           2000                 1999
--------------------------------------------   -----------------   ----------------------
    Class A*   Class I*    Class C*'D'D'D'     Class A   Class I   Class A   Class I*'D'D'      1998    1997
-------------------------------------------------------------------------------------------------------------
      1.4%       1.1%           1.9%             1.3%      1.1%      1.2%        1.6%           1.2%    1.2%
      1.4%       1.2%           1.9%             1.3%      1.2%      1.3%        1.2%           1.2%    1.3%
      2.6%       N/A            N/A              2.2%      N/A       1.6%        N/A            1.6%    1.5%

-------------------------------------------------------------------------------------------------------------
         Period from April 1, 2000 to
               October 31, 2000                                     Year Ended March 31,
--------------------------------------------   --------------------------------------------------------------
                    2000                           2000                  1999
--------------------------------------------   -----------------   ----------------------
    Class A*   Class I*    Class C*'D'D'D'     Class A   Class I   Class A   Class I*'D'D'      1998    1997
------------------------------------------------------------------------------------------------------------
      2.8%       3.0%           1.1%             2.7%      2.9%      2.7%        2.4%           2.8%    3.1%
      2.2%       2.5%          (0.1%)            2.1%      2.1%      2.2%        1.8%           2.2%    2.3%
      2.9%       N/A            N/A              2.2%      N/A       2.0%        N/A            1.5%    1.2%

                             ADDITIONAL INFORMATION
                                  (UNAUDITED)

    The business of the Company is managed by its Board of Directors, which elects officers responsible for the day to day operations of the Funds and for the execution of the policies formulated by the Board of Directors.

    Pertinent information regarding the members of the Board of Directors and principal officers of the Company is set forth below. Some of the Directors and officers are employees of the Adviser and its affiliates. At least a majority of the Company's Board of Directors are not 'interested persons' as that term is defined in the Investment Company Act. Additional information about the Directors is available in the Company's Statement of Additional Information dated March 1, 2002 which is available from the Company at no charge by calling
(800) 334-2143.

                            INDEPENDENT DIRECTORS(1)

                                       TERM OF                           NUMBER OF
                                      OFFICE(2)                         PORTFOLIOS
                                         AND                            IN THE FUND         OTHER
                         POSITION(S)  LENGTH OF        PRINCIPAL          COMPLEX      DIRECTORSHIPS/
                          HELD WITH     TIME         OCCUPATION(S)      OVERSEEN BY     TRUSTEESHIPS
 NAME, AGE AND ADDRESS   THE COMPANY   SERVED     DURING PAST 5 YEARS    DIRECTOR     HELD BY DIRECTOR
 ---------------------   -----------   ------     -------------------    --------     ----------------
Candace K. Beinecke,
 55 ...................  Director     December    Chair, Hughes              6       Director, ALSTOM;
 One Battery Park Plaza               1999 to     Hubbard & Reed                     Director, Jacob's
 New York, New York                   present                                        Pillow Dance
 10004                                                                               Festival, Inc.;
                                                                                     Director, Merce
                                                                                     Cunningham Dance
                                                                                     Foundation, Inc.;
                                                                                     Trustee, First
                                                                                     Eagle Funds
                                                                                     (1 portfolio);
                                                                                     Director, First
                                                                                     Eagle SoGen
                                                                                     Variable Funds,
                                                                                     Inc. (1 portfolio)

Edwin J. Ehrlich,
 71 ...................  Director     December    President,                 6       Trustee, First
 2976 Lonni Lane                      1999 to     Ehrlich Capital                    Eagle Funds
 Merrick, New York                    present     Management                         (1 portfolio);
 11566                                                                               Director, First
                                                                                     Eagle SoGen
                                                                                     Variable Funds,
                                                                                     Inc. (1 portfolio)

Robert J. Gellert,
 71 ...................  Director     December    Manager and                6       Director, Formex
 122 East 42nd Street                 1999 to     Director, United                   Manufacturing,
 New York, New York                   present     Continental Corp.;                 Inc.; Trustee,
 10168                                            General Partner,                   First Eagle Funds
                                                  Windcrest Partners                 (1 portfolio);
                                                                                     Director, First
                                                                                     Eagle SoGen
                                                                                     Variable Funds,
                                                                                     Inc. (1 portfolio)

                                       TERM OF                           NUMBER OF
                                      OFFICE(2)                         PORTFOLIOS
                                         AND                            IN THE FUND         OTHER
                         POSITION(S)  LENGTH OF        PRINCIPAL          COMPLEX      DIRECTORSHIPS/
                          HELD WITH     TIME         OCCUPATION(S)      OVERSEEN BY     TRUSTEESHIPS
 NAME, AGE AND ADDRESS   THE COMPANY   SERVED     DURING PAST 5 YEARS    DIRECTOR     HELD BY DIRECTOR
 ---------------------   -----------   ------     -------------------    --------     ----------------
James E. Jordan, 56 ...  Director     December    Private Investor;          6       Director, Leucadia
 767 Fifth Avenue                     1999 to     Consultant to The                  National
 New York, New York                   present     Jordan Company                     Corporation;
 10153                                            (private investment                Director, Empire
                                                  banking company);                  Insurance Company;
                                                  until June 1997,                   Director, J.Z.
                                                  President and Chief                Equity Partners plc
                                                  Investment Officer                 (a British
                                                  of The William Penn                investment trust
                                                  Company (a registered              company); Director,
                                                  investment adviser)                School of
                                                                                     International and
                                                                                     Public Affairs of
                                                                                     Columbia
                                                                                     University; Vice
                                                                                     Chairman, New York
                                                                                     State Board
                                                                                     of The Nature
                                                                                     Conservancy;
                                                                                     Trustee, First
                                                                                     Eagle Funds
                                                                                     (1 portfolio);
                                                                                     Director, First
                                                                                     Eagle SoGen
                                                                                     Variable Funds,
                                                                                     Inc. (1 portfolio)

William M. Kelly,
 57 ...................  Director     December    Senior Associate,          6       Trustee, New York
 500 Fifth Avenue,                    1999 to     Lingold Associates                 Foundation;
 50th Floor                           present                                        Treasurer and
 New York, New York                                                                  Trustee, Black Rock
 10110                                                                               Forest Consortium;
                                                                                     Trustee, First
                                                                                     Eagle Funds
                                                                                     (1 portfolio);
                                                                                     Director, First
                                                                                     Eagle SoGen
                                                                                     Variable Funds,
                                                                                     Inc. (1 portfolio)

Paul J. Lawler, 53 ....  Director     March       Vice President -           6       Director and
 One Michigan Avenue                  2002 to     Investments and                    Treasurer, Junior
 East                                 present     Chief Investment                   Achievement of
 Battle Creek, Michigan                           Officer, W.K.                      South Central
 49017                                            Kellogg Foundation;                Michigan; Finance
                                                  prior to June 1997,                Committee Member,
                                                  Vice President for                 Battle Creek
                                                  Finance, Renssalaer                Community
                                                  Polytechnic                        Foundation;
                                                  Institute                          Trustee, First
                                                                                     Eagle Funds (1
                                                                                     portfolio);
                                                                                     Director, First
                                                                                     Eagle SoGen
                                                                                     Variable Funds,
                                                                                     Inc. (1 portfolio)

Donald G. McCouch,
 59 ...................  Director     December    Prior to 1997,             5       Director, First
 1345 Avenue of the                   1999 to     Senior Managing                    Eagle SoGen
 Americas                             present     Director of Chemical               Variable Funds,
 New York, New York                               Bank                               Inc. (1 portfolio)
 10105

Fred J. Meyer, 71 .....  Director     August      Special Advisor/           5       Director, Novartis
 437 Madison Avenue                   1993 to     Executive office                   Corporation;
 New York, New York                   present     of Omnicom                         Director, Zurich
 10022                                            Group, Inc. since                  Life Insurance
                                                  2001; prior thereto,               Company of New
                                                  Vice Chairman of                   York; Director,
                                                  Omnicom Group, Inc.;               Actelion Ltd.;
                                                  and prior to 1998,                 Trustee,
                                                  Chief Financial                    Earthjustice Legal
                                                  Officer                            Defense Fund;
                                                                                     Trustee, Sacred
                                                                                     Heart University;
                                                                                     Director, First
                                                                                     Eagle SoGen
                                                                                     Variable Funds,
                                                                                     Inc. (1 portfolio)

                                       TERM OF                           NUMBER OF
                                      OFFICE(2)                         PORTFOLIOS
                                         AND                            IN THE FUND         OTHER
                         POSITION(S)  LENGTH OF        PRINCIPAL          COMPLEX      DIRECTORSHIPS/
                          HELD WITH     TIME         OCCUPATION(S)      OVERSEEN BY     TRUSTEESHIPS
 NAME, AGE AND ADDRESS   THE COMPANY   SERVED     DURING PAST 5 YEARS    DIRECTOR     HELD BY DIRECTOR
 ---------------------   -----------   ------     -------------------    --------     ----------------
Dominique Raillard,
 62 ...................  Director     April       Independent                5       Director, First
 15 Boulevard Delessert               1987 to     Consultant/Private                 Eagle SoGen
 75016 Paris France                   present     Investor; prior to                 Variable Funds,
                                                  March 2002  Managing               Inc. (1 portfolio)
                                                  Director of Act 2
                                                  International
                                                  (Consulting)

Nathan Snyder, 67 .....  Director     March       Independent                5       Director, First
 1345 Avenue of the                   1983 to     Consultant/Private                 Eagle SoGen
 Americas                             present     Investor                           Variable Funds,
 New York, New York                                                                  Inc. (1 portfolio)
 10105

---------

(1) Directors who are not 'interested persons' of the Company as defined in the Investment Company Act.

(2) The term of office of each Director expires on his/her 72nd birthday.

                            INTERESTED DIRECTORS(1)

                                       TERM OF                           NUMBER OF
                                      OFFICE(2)                         PORTFOLIOS
                                         AND                            IN THE FUND         OTHER
                         POSITION(S)  LENGTH OF        PRINCIPAL          COMPLEX      DIRECTORSHIPS/
                          HELD WITH     TIME         OCCUPATION(S)      OVERSEEN BY     TRUSTEESHIPS
 NAME, AGE AND ADDRESS   THE COMPANY   SERVED     DURING PAST 5 YEARS    DIRECTOR     HELD BY DIRECTOR
 ---------------------   -----------   ------     -------------------    --------     ----------------
John P. Arnhold, 48 ...  Co-          December    Co-President and           6       Co-President and
 1345 Avenue of the      President;   1999 to     Director, Arnhold                  Trustee, First
 Americas                Director     present     and S. Bleichroeder                Eagle Funds
 New York, New York                               Holdings, Inc.;                    (1 portfolio);
 10105                                            Co-President                       Co-President and
                                                  and Director,                      Director, First
                                                  Arnhold and                        Eagle SoGen
                                                  S. Bleichroeder,                   Variable Funds,
                                                  Inc.; Co-President                 Inc. (1 portfolio)
                                                  and Director,
                                                  Arnhold and
                                                  S. Bleichroeder
                                                  Advisers, Inc.;
                                                  President and
                                                  Director, Arnhold
                                                  and S. Bleichroeder
                                                  UK Ltd.; Co-
                                                  President and
                                                  Director, ASB
                                                  Securities, Inc.;
                                                  Director Aquila
                                                  International Fund,
                                                  Ltd.; President,
                                                  Worldvest, Inc.

Stanford S. Warshawsky,
 64...................   Chairman of  December    Co-President,              6       Director, German-
 1345 Avenue of the      the Board;   1999 to     Secretary, and                     American Chamber
 Americas                Director     present     Director, Arnhold                  of Commerce;
 New York, New York                               and S. Bleichroeder                Chairman and
 10105                                            Holdings, Inc.; Co-                Trustee, First
                                                  President, Secretary               Eagle Funds
                                                  and Director,                      (1 portfolio);
                                                  Arnhold and                        Chairman and
                                                  S. Bleichroeder,                   Director, First
                                                  Inc.; Co-President                 Eagle SoGen
                                                  and Director,                      Variable Funds,
                                                  Arnhold and                        Inc. (1 portfolio)
                                                  S. Bleichroeder
                                                  Advisers, Inc.;
                                                  Chairman and
                                                  Director, Arnhold
                                                  and S. Bleichroeder
                                                  UK Ltd.; Co-
                                                  President and
                                                  Director, ASB
                                                  Securities, Inc.

---------

(1) Directors who are 'interested persons' of the Company as defined in the Investment Company Act. Each of Messrs. Arnhold and Warshawsky is an interested person of the Company by virtue of being an officer and a director of the Adviser.

(2) The term of office of each Director expires on his/her 72nd birthday.

                                    OFFICERS

                                   POSITION(S)    TERM OF OFFICE
                                    HELD WITH      AND LENGTH OF       PRINCIPAL OCCUPATION(S)
     NAME, AGE AND ADDRESS         THE COMPANY    TIME SERVED (1)    DURING PAST FIVE (5) YEARS
     ---------------------         -----------    ---------------    --------------------------
John P. Arnhold, 48 ...........  Co-President;    December 1999    See table above related to
 1345 Avenue of the Americas     Director         to present       Interested Directors
 New York, New York 10105

Jean-Marie Eveillard, 62 ......  Co-President     December 1999    Senior Vice President, Arnhold
 1345 Avenue of the Americas     (portfolio       to present       and S. Bleichroeder Holdings,
 New York, New York 10105        manager)         (with portfolio  Inc.; Vice President, Arnhold
                                                  management       and S. Bleichroeder Advisers,
                                                  responsibility   Inc.; Co-President, First Eagle
                                                  since 1979)      SoGen Variable Funds, Inc.;
                                                                   prior to 1999, Director and
                                                                   President or Executive Vice
                                                                   President of Societe Generale
                                                                   Asset Management Corp.

Charles de Vaulx, 40 ..........  Senior Vice      December 1999    Senior Vice President, Arnhold
 1345 Avenue of the Americas     President        to present       and S. Bleichroeder Holdings,
 New York, New York 10105        (portfolio       (with portfolio  Inc.;
                                 manager)         management       Vice President, Arnhold and
                                                  responsibility   S. Bleichroeder Advisers, Inc.;
                                                  since December   Senior Vice President, First
                                                  1996)            Eagle SoGen Variable Funds,
                                                                   Inc.; Senior Vice President,
                                                                   Societe Generale Asset
                                                                   Management Corp. since 1998,
                                                                   Associate Portfolio Manager
                                                                   from December 1996, Securities
                                                                   Analyst, prior to December 1996

Robert Bruno, 37 ..............  Vice President,  December 1999    Senior Vice President, Arnhold
 1345 Avenue of the Americas     Secretary and    to present       and S. Bleichroeder Holdings,
 New York, New York 10105        Treasurer                         Inc.; Vice President, Arnhold
                                                                   and S. Bleichroeder Advisers,
                                                                   Inc.; Vice President, Secretary
                                                                   and Treasurer, First Eagle
                                                                   Funds; Vice President,
                                                                   Secretary and Treasurer, First
                                                                   Eagle SoGen Variable Funds,
                                                                   Inc.; prior to 1997, President
                                                                   and Chief Operating Officer,
                                                                   Coelho Associates LLC; and
                                                                   Senior Vice President and Chief
                                                                   Admin. Officer, Schroeder
                                                                   Wertheim Investment Services,
                                                                   Inc.

Andrew DeCurtis, 34 ...........  Vice President   November 2000    Vice President, Arnhold and
 1345 Avenue of the Americas                      to present       S. Bleichroeder Holdings, Inc.;
 New York, New York 10105                                          Vice President, First Eagle
                                                                   Funds; Vice President, First
                                                                   Eagle SoGen Variable Funds,
                                                                   Inc.; Assistant Vice President,
                                                                   Oppenheimer Capital prior to
                                                                   1997

Edwin S. Olsen, 62 ............  Vice President   November 2000    Vice President of Arnhold and
 1345 Avenue of the Americas                      to present       S. Bleichroeder Holdings, Inc.;
 New York, New York 10105                                          Vice President, First Eagle
                                                                   Funds; Vice President, First
                                                                   Eagle SoGen Variable Funds,
                                                                   Inc.; Vice President, SG Cowen
                                                                   Securities Corp. from prior to
                                                                   1999

Tracy Saltwick, 43 ............  Vice President   December 1999    Senior Vice President, Arnhold
 1345 Avenue of the Americas     and Compliance   to present       and S. Bleichroeder, Inc.; Vice
 New York, New York 10105        Officer                           President, ASB Securities,
                                                                   Inc.; Assistant Vice President
                                                                   and Compliance Officer, First
                                                                   Eagle Funds; Vice President and
                                                                   Compliance Officer, First Eagle
                                                                   SoGen Variable Funds, Inc.

                                   POSITION(S)    TERM OF OFFICE
                                    HELD WITH      AND LENGTH OF       PRINCIPAL OCCUPATION(S)
     NAME, AGE AND ADDRESS         THE COMPANY    TIME SERVED (1)    DURING PAST FIVE (5) YEARS
     ---------------------         -----------    ---------------    --------------------------
Stefanie Spritzler, 28 ........  Assistant        May 2000 to      Assistant Vice President,
 1345 Avenue of the Americas     Treasurer        present          Arnhold and S. Bleichroeder
 New York, New York 10105                                          Holdings, Inc.; Assistant
                                                                   Treasurer, First Eagle Funds;
                                                                   Assistant Treasurer, First
                                                                   Eagle SoGen Variable Funds,
                                                                   Inc.; prior to May 1998, Senior
                                                                   Accountant, The Bank of New
                                                                   York; prior to September 1997,
                                                                   Senior Accountant, Prudential
                                                                   Insurance Company of America

Winnie Chin, 27 ...............  Assistant        March 2001 to    Assistant Treasurer, First
 1345 Avenue of the Americas     Treasurer        present          Eagle Funds; Assistant
 New York, New York 10105                                          Treasurer, First Eagle SoGen
                                                                   Variable Funds, Inc.; Prior to
                                                                   1997, Senior Accountant,
                                                                   Salomon Smith Barney Inc.

Suzan J. Afifi, 49 ............  Assistant        December 1999    Vice President, Arnhold and
 1345 Avenue of the Americas     Secretary        to present       S. Bleichroeder Holdings, Inc.;
 New York, New York 10105                                          Assistant Secretary, First
                                                                   Eagle Funds; Assistant
                                                                   Secretary, First Eagle SoGen
                                                                   Variable Funds, Inc.; prior to
                                                                   1997, Managing Director,
                                                                   EffectInvest Bank, Vienna,
                                                                   Austria.

---------

(1) The term of office of each officer is indefinite.

                            First Eagle SoGen Funds, Inc.
                            1345 Avenue of the Americas
                                New York, N.Y. 10105
                               www.firsteaglesogen.com

DIRECTORS AND OFFICERS

Directors
John P. Arnhold
Candace K. Beinecke
Edwin J. Ehrlich
Robert J. Gellert
James E. Jordan
Paul J. Lawler
William M. Kelly
Donald G. McCouch
Fred J. Meyer
Dominique Raillard
Nathan Snyder
Stanford S. Warshawsky

Officers
Stanford S. Warshawsky
Chairman of the Board

John P. Arnhold
Co-President

Jean-Marie Eveillard
Co-President

Charles de Vaulx
Senior Vice President

Robert Bruno
Vice President,
Secretary & Treasurer

Tracy Saltwick
Vice President &
Compliance Officer

Edwin S. Olsen
Vice President

Andrew DeCurtis
Vice President

Stefanie Spritzler
Assistant Treasurer

Winnie Chin
Assistant Treasurer

Suzan J. Afifi
Assistant Secretary

Investment Adviser
Arnhold and S. Bleichroeder
  Advisers, Inc.
1345 Avenue of the Americas
New York, N.Y. 10105

Legal Counsel
Shearman & Sterling
599 Lexington Avenue
New York, N.Y. 10022

Custodian
The Bank of New York
One Wall Street
New York, N.Y. 10286

Shareholder Servicing Agent
DST Systems, Inc.
330 West 9th Street
Kansas City, MO 64105
(800) 334-2143

Underwriter
Arnhold and S. Bleichroeder, Inc.
1345 Avenue of the Americas
New York, N.Y. 10105

Independent Auditors
KPMG LLP
757 Third Avenue
New York, N.Y. 10017

The financial information included herein is taken from the records of the Funds without examination by the Funds' independent auditors, who do not express an opinion thereon.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective prospectus of First Eagle SoGen Funds, Inc.







                            STATEMENT OF DIFFERENCES
                            ------------------------

The dagger symbol shall be expressed as.................................. 'D'
The double dagger symbol shall be expressed as........................... 'DD'